Schedule of Investments
(unaudited)
June 30, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL CLO 11 Ltd., Series 2021-11A, Class D,
(3-mo. CME Term SOFR at 3.15% Floor +
3.41%), 8.74%, 04/15/34
(a) (b)
.......... USD 1,000 $ 1,002,489
AGL CLO 12 Ltd., Series 2021-12A, Class C,
(3-mo. CME Term SOFR at 1.85% Floor +
2.11%), 7.44%, 07/20/34
(a) (b)
.......... 1,000 1,002,383
AGL CLO 5 Ltd., Series 2020-5A, Class A1R,
(3-mo. CME Term SOFR at 1.16% Floor +
1.42%), 6.75%, 07/20/34
(a) (b)
.......... 1,000 1,000,800
AIMCO CLO 14 Ltd., Series 2021-14A, Class
A, (3-mo. CME Term SOFR at 0.99% Floor +
1.25%), 6.58%, 04/20/34
(a) (b)
.......... 4,000 3,999,664
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class C, (3-mo. CME Term SOFR at
0.00% Floor + 2.51%), 7.84%, 04/15/34
(a) (b)
1,000 1,001,603
Apidos CLO XXII, Series 2015-22A, Class A1R,
(3-mo. CME Term SOFR at 1.06% Floor +
1.32%), 6.65%, 04/20/31
(a) (b)
.......... 1,128 1,129,441
Apidos CLO XXIX, Series 2018-29A, Class B,
(3-mo. CME Term SOFR at 1.90% Floor +
2.16%), 7.49%, 07/25/30
(a) (b)
.......... 1,000 1,001,893
Apidos CLO XXXVII, Series 2021-37A, Class
A, (3-mo. CME Term SOFR at 1.13% Floor +
1.39%), 6.72%, 10/22/34
(a) (b)
.......... 4,200 4,213,664
Ballyrock CLO 16 Ltd., Series 2021-16A, Class
A1, (3-mo. CME Term SOFR at 1.13% Floor
+ 1.39%), 6.72%, 07/20/34
(a) (b)
......... 2,000 2,003,148
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-HE5, Class 1A4, (1-mo. CME
Term SOFR at 0.30% Floor + 0.41%),
5.76%, 06/25/47
(a)
................. 3,300 3,209,998
Benefit Street Partners CLO X Ltd., Series
2016-10A, Class BRR, (3-mo. CME Term
SOFR at 2.15% Floor + 2.41%), 7.74%,
04/20/34
(a) (b)
..................... 1,250 1,252,333
Benefit Street Partners CLO XXI Ltd., Series
2020-21A, Class A1R, (3-mo. CME Term
SOFR at 1.17% Floor + 1.43%), 6.76%,
10/15/34
(a) (b)
..................... 1,500 1,501,384
Canyon CLO Ltd.
(a)(b)
Series 2020-1A, Class DR, (3-mo. CME
Term SOFR at 3.15% Floor + 3.41%),
8.74%, 07/15/34 ................ 1,000 1,000,924
Series 2021-3A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 7.29%,
07/15/34 ..................... 2,000 2,006,104
Carlyle US CLO Ltd.
(a)(b)
Series 2021-1A, Class A1, (3-mo. CME Term
SOFR at 1.14% Floor + 1.40%), 6.73%,
04/15/34 ..................... 2,810 2,819,600
Series 2021-3SA, Class A1, (3-mo. CME
Term SOFR at 1.06% Floor + 1.32%),
6.65%, 04/15/34 ................ 700 700,650
CarVal CLO II Ltd.
(a)(b)
Series 2019-1A, Class ANR, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
6.70%, 04/20/32 ................ 2,000 2,004,000
Series 2019-1A, Class BR, (3-mo. CME
Term SOFR at 1.76% Floor + 1.76%),
7.09%, 04/20/32 ................ 950 952,379
CarVal CLO VII-C Ltd., Series 2023-1A, Class
B1, (3-mo. CME Term SOFR at 2.75% Floor
+ 2.75%), 8.07%, 01/20/35
(a) (b)
......... 1,500 1,504,889
Cedar Funding XII CLO Ltd., Series 2020-12A,
Class A1R, (3-mo. CME Term SOFR at
1.13% Floor + 1.39%), 6.72%, 10/25/34
(a) (b)
1,250 1,251,250
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Cedar Funding XIV CLO Ltd., Series 2021-14A,
Class A, (3-mo. CME Term SOFR at 1.10%
Floor + 1.36%), 6.69%, 07/15/33
(a) (b)
..... USD 2,000 $ 2,003,511
CIFC Funding 2017-I Ltd., Series 2017-1A,
Class DRR, (3-mo. CME Term SOFR at
3.70% Floor + 3.70%), 8.98%, 04/21/37
(a) (b)
1,000 1,006,352
CIFC Funding 2019-II Ltd., Series 2019-2A,
Class BR, (3-mo. CME Term SOFR at 1.76%
Floor + 1.76%), 7.08%, 04/17/34
(a) (b)
..... 1,000 1,001,654
CIFC Funding 2021-I Ltd., Series 2021-1A,
Class A1R, (3-mo. CME Term SOFR at
1.42% Floor + 1.42%), 6.76%, 07/25/37
(a) (b)
2,000 2,000,000
CIFC Funding Ltd.
(a)(b)
Series 2013-2A, Class A3LR, (3-mo. CME
Term SOFR at 1.95% Floor + 2.21%),
7.54%, 10/18/30 ................ 500 499,981
Series 2013-4A, Class CRR, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
7.49%, 04/27/31 ................ 1,000 1,000,971
Series 2015-4A, Class A1A2, (3-mo. CME
Term SOFR at 1.33% Floor + 1.33%),
6.66%, 04/20/34 ................ 1,980 1,980,990
Series 2016-1A, Class BRR, (3-mo. CME
Term SOFR at 1.96% Floor + 1.96%),
7.29%, 10/21/31 ................ 1,000 999,904
Series 2019-1A, Class DR, (3-mo. CME
Term SOFR at 3.10% Floor + 3.36%),
8.69%, 04/20/32 ................ 1,250 1,254,294
Series 2021-7A, Class A1, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%), 6.72%,
01/23/35 ..................... 4,000 4,010,281
Series 2024-3A, Class B, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 7.18%,
07/21/37 ..................... 1,000 1,008,431
Clover CLO LLC
(a)(b)
Series 2018-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.53% Floor + 1.53%),
6.85%, 04/20/37 ................ 4,000 4,002,248
Series 2018-1A, Class CRR, (3-mo. CME
Term SOFR at 2.45% Floor + 2.45%),
7.77%, 04/20/37 ................ 1,000 1,013,635
Series 2021-1A, Class A, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 6.69%,
04/22/34 ..................... 4,000 4,000,032
Series 2021-2A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.34%,
07/20/34 ..................... 1,000 1,007,255
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.31%), 8.64%,
07/20/34 ..................... 500 501,015
Series 2021-3A, Class A, (3-mo. CME Term
SOFR at 1.16% Floor + 1.42%), 6.75%,
01/25/35 ..................... 2,500 2,500,932
Clover CLO Ltd.
(a)(b)
Series 2019-1A, Class BR, (3-mo. CME
Term SOFR at 1.85% Floor + 1.85%),
7.18%, 04/18/35 ................ 2,000 2,007,532
Series 2019-2A, Class AR, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
6.69%, 10/25/33 ................ 2,000 2,002,299
CVC Cordatus Opportunity Loan Fund DAC,
Series 1X, Class D, (3-mo. EURIBOR at
4.00% Floor + 4.00%), 7.91%, 08/15/33
(a) (c)
EUR 400 430,987
Dryden 77 CLO Ltd., Series 2020-77A, Class
AR, (3-mo. CME Term SOFR at 1.38% Floor
+ 1.38%), 6.71%, 05/20/34
(a) (b)
......... USD 5,000 5,003,500

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class CR, (3-mo. CME Term SOFR at
1.85% Floor + 2.11%), 7.44%, 04/15/29
(a) (b)
USD 1,000 $ 1,000,951
Eaton Vance CLO Ltd., Series 2015-1A, Class
CR, (3-mo. CME Term SOFR at 0.00% Floor
+ 2.16%), 7.49%, 01/20/30
(a) (b)
......... 763 763,906
Elmwood CLO 15 Ltd., Series 2022-2A, Class
A1, (3-mo. CME Term SOFR at 1.34% Floor
+ 1.34%), 6.66%, 04/22/35
(a) (b)
......... 3,000 3,008,783
Elmwood CLO 23 Ltd., Series 2023-2A, Class
A, (3-mo. CME Term SOFR at 1.80% Floor +
1.80%), 7.13%, 04/16/36
(a) (b)
.......... 1,500 1,510,481
Elmwood CLO 26 Ltd., Series 2024-1A, Class
A1, (3-mo. CME Term SOFR at 1.50% Floor
+ 1.50%), 6.79%, 04/18/37
(a) (b)
......... 1,000 1,006,700
Elmwood CLO II Ltd., Series 2019-2A, Class
AR, (3-mo. CME Term SOFR at 1.41% Floor
+ 1.41%), 6.74%, 04/20/34
(a) (b)
......... 2,000 2,003,181
Elmwood CLO V Ltd., Series 2020-2A, Class
AR, (3-mo. CME Term SOFR at 1.15% Floor
+ 1.41%), 6.74%, 10/20/34
(a) (b)
......... 3,505 3,515,776
Elmwood CLO VII Ltd., Series 2020-4A, Class
AR, (3-mo. CME Term SOFR at 1.63% Floor
+ 1.63%), 6.95%, 01/17/34
(a) (b)
......... 2,000 2,006,649
Elmwood CLO XII Ltd., Series 2021-5A, Class
B, (3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 7.29%, 01/20/35
(a) (b)
.......... 3,000 3,016,948
Fidelity Grand Harbour CLO DAC, Series 2021-
1X, Class D, (3-mo. EURIBOR at 3.60%
Floor + 3.60%), 7.51%, 10/15/34
(a) (c)
..... EUR 400 426,193
Flatiron CLO 19 Ltd., Series 2019-1A, Class
AR, (3-mo. LIBOR USD at 1.08% Floor +
1.08%), 6.67%, 11/16/34
(a) (b)
.......... USD 2,000 2,000,400
Flatiron CLO 28 Ltd., Series 2024-1A, Class C,
(3-mo. CME Term SOFR at 2.10% Floor +
2.10%), 7.37%, 07/15/36
(a) (b)
.......... 1,000 999,822
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
C, (3-mo. CME Term SOFR at 1.95% Floor +
2.21%), 7.54%, 07/15/31
(a) (b)
.......... 500 500,286
Generate CLO 5 Ltd., Series 5A, Class BR,
(3-mo. CME Term SOFR at 2.00% Floor +
2.00%), 7.32%, 07/22/37
(a) (b)
.......... 1,500 1,510,959
Generate CLO 6 Ltd.
(a)(b)
Series 6A, Class A1R, (3-mo. CME Term
SOFR at 1.20% Floor + 1.46%), 6.79%,
01/22/35 ..................... 2,950 2,952,978
Series 6A, Class CR, (3-mo. CME Term
SOFR at 2.45% Floor + 2.71%), 8.04%,
01/22/35 ..................... 1,500 1,502,532
Generate CLO 9 Ltd., Series 9A, Class D,
(3-mo. CME Term SOFR at 3.35% Floor +
3.61%), 8.94%, 10/20/34
(a) (b)
.......... 1,000 1,002,763
GoldenTree Loan Management US CLO 10
Ltd., Series 2021-10A, Class A, (3-mo.
CME Term SOFR at 1.10% Floor + 1.36%),
6.69%, 07/20/34
(a) (b)
................ 1,510 1,513,769
GoldenTree Loan Management US CLO 16
Ltd., Series 2022-16A, Class AR, (3-mo.
CME Term SOFR at 1.67% Floor + 1.67%),
6.99%, 01/20/34
(a) (b)
................ 2,950 2,973,591
GoldenTree Loan Management US CLO 8
Ltd., Series 2020-8A, Class AR, (3-mo.
CME Term SOFR at 1.15% Floor + 1.41%),
6.74%, 10/20/34
(a) (b)
................ 1,500 1,505,716
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Golub Capital Partners CLO 41B-R Ltd., Series
2019-41A, Class AR, (3-mo. CME Term
SOFR at 1.32% Floor + 1.58%), 6.91%,
01/20/34
(a) (b)
..................... USD 2,625 $ 2,628,414
Golub Capital Partners CLO 53B Ltd.
(a)(b)
Series 2021-53A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 7.39%,
07/20/34 ..................... 1,500 1,509,896
Series 2021-53A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 7.64%,
07/20/34 ..................... 1,000 1,002,750
Greene King Finance plc, Series B1, (Sterling
Overnight Index Average + 1.92%), 7.13%,
12/15/34
(a)
...................... GBP 100 107,483
GT Loan Financing I Ltd., Series 2013-1A,
Class CR, (3-mo. CME Term SOFR at 0.00%
Floor + 2.36%), 7.69%, 07/28/31
(a) (b)
..... USD 1,000 1,000,951
HalseyPoint CLO 3 Ltd., Series 2020-3A, Class
B1, (3-mo. CME Term SOFR at 2.15% Floor
+ 2.41%), 7.74%, 11/30/32
(a) (b)
......... 1,500 1,505,163
HalseyPoint CLO 4 Ltd.
(a)(b)
Series 2021-4A, Class A, (3-mo. CME Term
SOFR at 1.22% Floor + 1.48%), 6.81%,
04/20/34 ..................... 3,000 3,006,000
Series 2021-4A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.34%,
04/20/34 ..................... 700 701,955
Halseypoint CLO 5 Ltd., Series 2021-5A, Class
A1A, (3-mo. CME Term SOFR at 1.21%
Floor + 1.47%), 6.80%, 01/30/35
(a) (b)
..... 1,500 1,502,432
Harbor Park CLO 18-1 Ltd., Series 2018-1A,
Class D, (3-mo. CME Term SOFR at 2.90%
Floor + 3.16%), 8.49%, 01/20/31
(a) (b)
..... 1,000 1,005,319
Henley CLO IV DAC, Series 4X, Class D,
(3-mo. EURIBOR at 3.00% Floor + 3.00%),
6.88%, 04/25/34
(a) (c)
................ EUR 400 430,990
Invesco CLO Ltd., Series 2021-3A, Class A,
(3-mo. CME Term SOFR at 1.13% Floor +
1.39%), 6.72%, 10/22/34
(a) (b)
.......... USD 2,172 2,180,268
KKR CLO 27 Ltd., Series 27A, Class DR,
(3-mo. CME Term SOFR at 3.25% Floor +
3.25%), 8.58%, 10/15/32
(a) (b)
.......... 1,000 1,001,018
Legacy Mortgage Asset Trust, Series 2019-SL2,
Class A, 3.38%, 02/25/59
(a) (b)
.......... 1,015 965,340
Madison Park Funding XLVIII Ltd., Series 2021-
48A, Class A, (3-mo. CME Term SOFR at
1.41% Floor + 1.41%), 6.74%, 04/19/33
(a) (b)
999 1,000,454
Madison Park Funding XXXVIII Ltd., Series
2021-38A, Class A, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 6.70%,
07/17/34
(a) (b)
..................... 3,000 3,008,762
Marathon CLO Ltd., Series 2020-15A, Class
C1R3, (3-mo. CME Term SOFR at 3.20%
Floor + 3.20%), 0.00%, 08/15/37
(a) (b)
..... 1,500 1,500,000
MidOcean Credit CLO XV Ltd., Series 2024-
15A, Class A1, (3-mo. CME Term SOFR at
1.53% Floor + 1.53%), 6.87%, 07/21/37
(a) (b)
1,500 1,499,144
Morgan Stanley ABS Capital I, Inc. Trust, Series
2007-HE6, Class A2, (1-mo. CME Term
SOFR at 0.14% Floor + 0.25%), 5.60%,
05/25/37
(a)
...................... 2,122 1,857,521
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class DRR, (3-mo. CME Term SOFR at
2.95% Floor + 3.21%), 8.54%, 07/15/34
(a) (b)
1,150 1,151,775

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 27 Ltd.,
Series 2018-27A, Class C, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 7.29%,
01/15/30
(a) (b)
..................... USD 1,000 $ 1,001,690
Neuberger Berman Loan Advisers CLO 31
Ltd., Series 2019-31A, Class CR, (3-mo.
CME Term SOFR at 1.95% Floor + 2.21%),
7.54%, 04/20/31
(a) (b)
................ 1,000 1,002,219
Neuberger Berman Loan Advisers CLO 37
Ltd., Series 2020-37A, Class CR, (3-mo.
CME Term SOFR at 1.80% Floor + 2.06%),
7.39%, 07/20/31
(a) (b)
................ 1,000 999,391
Neuberger Berman Loan Advisers CLO 45 Ltd.,
Series 2021-45A, Class A, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%), 6.72%,
10/14/35
(a) (b)
..................... 3,000 3,006,731
Neuberger Berman Loan Advisers CLO 47 Ltd.,
Series 2022-47A, Class A, (3-mo. CME Term
SOFR at 1.30% Floor + 1.30%), 6.63%,
04/14/35
(a) (b)
..................... 2,000 2,002,015
Octagon Investment Partners 37 Ltd., Series
2018-2A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.34%,
07/25/30
(a) (b)
..................... 1,000 991,224
Octagon Investment Partners 40 Ltd., Series
2019-1A, Class DR, (3-mo. CME Term
SOFR at 3.35% Floor + 3.61%), 8.94%,
01/20/35
(a) (b)
..................... 1,000 963,532
OHA Credit Funding 10 Ltd., Series 2021-10A,
Class A, (3-mo. CME Term SOFR at 1.13%
Floor + 1.39%), 6.72%, 01/18/36
(a) (b)
..... 4,000 4,011,967
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class CR, (3-mo. CME Term SOFR at 2.20%
Floor + 2.46%), 7.79%, 04/21/34
(a) (b)
..... 1,000 1,002,165
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 6.73%, 07/02/35
(a) (b)
..... 4,330 4,335,427
OHA Credit Funding 6 Ltd., Series 2020-6A,
Class DR, (3-mo. CME Term SOFR at 3.15%
Floor + 3.41%), 8.74%, 07/20/34
(a) (b)
..... 1,250 1,253,169
OHA Credit Funding 7 Ltd., Series 2020-7A,
Class AR, (3-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 6.63%, 02/24/37
(a) (b)
..... 3,250 3,252,751
OHA Credit Partners XI Ltd.
(a)(b)
Series 2015-11A, Class CR2, (3-mo. CME
Term SOFR at 2.20% Floor + 2.20%),
7.52%, 04/20/37 ................ 1,500 1,507,594
Series 2015-11A, Class D1R2, (3-mo. CME
Term SOFR at 3.10% Floor + 3.10%),
8.42%, 04/20/37 ................ 1,200 1,200,487
OHA Credit Partners XVI, Series 2021-16A,
Class A, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.74%, 10/18/34
(a) (b)
..... 2,950 2,953,455
OHA Loan Funding Ltd., Series 2015-1A, Class
AR3, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.74%, 01/19/37
(a) (b)
..... 4,000 4,004,000
Option One Mortgage Loan Trust, Series 2007-
FXD1, Class 2A1, 5.87%, 01/25/37
(d)
..... 760 630,502
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class A1A3, (3-mo. CME
Term SOFR at 1.26% Floor + 1.26%),
6.58%, 10/17/31 ................ 1,423 1,424,412
Series 2015-1A, Class A2R4, (3-mo. CME
Term SOFR at 1.96% Floor + 1.96%),
7.29%, 05/21/34 ................ 2,500 2,503,675
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2015-1A, Class CR4, (3-mo. CME
Term SOFR at 3.11% Floor + 3.11%),
8.44%, 05/21/34 ................ USD 1,000 $ 1,001,432
Series 2019-1A, Class BR, (3-mo. CME
Term SOFR at 2.26% Floor + 2.26%),
7.58%, 11/14/34 ................ 1,000 1,002,203
Series 2019-1A, Class CR, (3-mo. CME
Term SOFR at 3.31% Floor + 3.31%),
8.63%, 11/14/34 ................ 1,000 1,002,594
Series 2020-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
6.97%, 11/15/36 ................ 1,500 1,510,682
Series 2021-2A, Class A, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%), 6.74%,
07/15/34 ..................... 3,000 3,004,500
Series 2021-3A, Class D, (3-mo. CME Term
SOFR at 3.21% Floor + 3.21%), 8.54%,
01/15/35 ..................... 1,000 1,001,613
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.05%), 8.37%,
04/20/35 ..................... 2,000 2,004,315
Pikes Peak CLO 12 Ltd., Series 2023-12A,
Class A, (3-mo. CME Term SOFR at 2.10%
Floor + 2.10%), 7.42%, 04/20/36
(a) (b)
..... 4,000 4,028,506
Pikes Peak CLO 3, Series 2019-3A, Class
CRR, (3-mo. CME Term SOFR at 2.15%
Floor + 2.41%), 7.74%, 10/25/34
(a) (b)
..... 1,000 1,002,818
Pikes Peak CLO 9, Series 2021-9A, Class B,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 7.34%, 10/27/34
(a) (b)
.......... 1,500 1,510,965
Post CLO Ltd., Series 2021-1A, Class A, (3-mo.
CME Term SOFR at 1.20% Floor + 1.46%),
6.79%, 10/15/34
(a) (b)
................ 1,500 1,506,761
PPM CLO Ltd., Series 2018-1A, Class C,
(3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 7.74%, 07/15/31
(a) (b)
.......... 1,000 1,001,306
Providus CLO VI DAC, Series 6X, Class D,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
7.03%, 05/20/34
(a) (c)
................ EUR 400 430,126
Rad CLO 14 Ltd., Series 2021-14A, Class D,
(3-mo. CME Term SOFR at 3.00% Floor +
3.26%), 8.59%, 01/15/35
(a) (b)
.......... USD 1,000 996,099
Regatta VI Funding Ltd., Series 2016-1A, Class
AR2, (3-mo. CME Term SOFR at 1.16%
Floor + 1.42%), 6.75%, 04/20/34
(a) (b)
..... 2,910 2,910,000
Regatta VII Funding Ltd., Series 2016-1A,
Class DR2, (3-mo. CME Term SOFR at
3.05% Floor + 3.31%), 8.66%, 06/20/34
(a) (b)
1,500 1,502,343
Regatta XII Funding Ltd., Series 2019-1A,
Class DR, (3-mo. CME Term SOFR at 3.10%
Floor + 3.36%), 8.69%, 10/15/32
(a) (b)
..... 1,000 1,000,233
Regatta XVI Funding Ltd., Series 2019-2A,
Class C, (3-mo. CME Term SOFR at 2.70%
Floor + 2.96%), 8.29%, 01/15/33
(a) (b)
..... 1,000 1,000,864
Regatta XVIII Funding Ltd.
(a)(b)
Series 2021-1A, Class A1, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%), 6.69%,
01/15/34 ..................... 2,000 2,002,500
Series 2021-1A, Class B, (3-mo. CME Term
SOFR at 1.45% Floor + 1.71%), 7.04%,
01/15/34 ..................... 1,100 1,102,549
Regatta XXIII Funding Ltd., Series 2021-4A,
Class D, (3-mo. CME Term SOFR at 3.05%
Floor + 3.31%), 8.64%, 01/20/35
(a) (b)
..... 1,000 1,002,111

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Riserva CLO Ltd., Series 2016-3A, Class DRR,
(3-mo. CME Term SOFR at 3.25% Floor +
3.51%), 8.84%, 01/18/34
(a) (b)
.......... USD 1,000 $ 978,150
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class CR2, (3-mo. CME
Term SOFR at 2.10% Floor + 2.36%),
7.69%, 04/20/34 ................ 1,000 1,000,588
Series 2018-2A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 7.79%,
10/20/31 ..................... 500 500,731
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 7.59%,
07/20/34 ..................... 1,000 1,001,623
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 7.69%,
07/20/34 ..................... 1,000 1,001,215
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 3.25% Floor + 3.51%), 8.84%,
07/20/34 ..................... 1,000 1,001,517
RR 19 Ltd., Series 2021-19A, Class A1, (3-mo.
CME Term SOFR at 1.14% Floor + 1.40%),
6.73%, 10/15/35
(a) (b)
................ 1,750 1,754,580
RR LLC, Series 2017-1A, Class A1AB, (3-mo.
CME Term SOFR at 1.15% Floor + 1.41%),
6.74%, 07/15/35
(a) (b)
................ 2,375 2,380,416
RRX 4 Ltd., Series 2021-4A, Class A1, (3-mo.
CME Term SOFR at 1.20% Floor + 1.46%),
6.79%, 07/15/34
(a) (b)
................ 2,250 2,256,846
Signal Peak CLO 8 Ltd.
(a)(b)
Series 2020-8A, Class A, (3-mo. CME Term
SOFR at 1.27% Floor + 1.53%), 6.86%,
04/20/33 ..................... 5,600 5,615,713
Series 2020-8A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 7.24%,
04/20/33 ..................... 2,500 2,503,818
Sixth Street CLO XVII Ltd., Series 2021-17A,
Class A, (3-mo. CME Term SOFR at 1.24%
Floor + 1.50%), 6.83%, 01/20/34
(a) (b)
..... 1,000 1,000,300
Sixth Street CLO XX Ltd., Series 2021-20A,
Class A1, (3-mo. CME Term SOFR at 1.16%
Floor + 1.42%), 6.75%, 10/20/34
(a) (b)
..... 1,325 1,326,210
Sound Point CLO XXIX Ltd., Series 2021-1A,
Class C1, (3-mo. CME Term SOFR at 2.56%
Floor + 2.56%), 7.89%, 04/25/34
(a) (b)
..... 1,000 1,000,018
Southwick Park CLO LLC, Series 2019-4A,
Class CR, (3-mo. CME Term SOFR at 2.21%
Floor + 2.21%), 7.54%, 07/20/32
(a) (b)
..... 1,000 1,001,537
Sycamore Tree CLO Ltd., Series 2023-3A,
Class CR, (3-mo. CME Term SOFR at 2.60%
Floor + 2.60%), 7.92%, 04/20/37
(a) (b)
..... 2,000 2,020,557
Symphony CLO XXIV Ltd., Series 2020-24A,
Class AR, (3-mo. CME Term SOFR at 1.20%
Floor + 1.20%), 6.53%, 01/23/32
(a) (b)
..... 1,423 1,424,286
Symphony CLO XXVIII Ltd., Series 2021-28A,
Class A, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 6.73%, 10/23/34
(a) (b)
..... 3,000 3,003,913
TCW CLO Ltd.
(a)(b)
Series 2020-1A, Class CRR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.64%, 04/20/34 ................ 1,000 1,000,663
Series 2020-1A, Class DRR, (3-mo. CME
Term SOFR at 3.40% Floor + 3.66%),
8.99%, 04/20/34 ................ 1,250 1,250,902
TICP CLO VI Ltd., Series 2016-6A, Class AR2,
(3-mo. CME Term SOFR at 1.12% Floor +
1.38%), 6.71%, 01/15/34
(a) (b)
.......... 2,000 2,001,032
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
TICP CLO X Ltd., Series 2018-10A, Class B,
(3-mo. CME Term SOFR at 1.47% Floor +
1.73%), 7.06%, 04/20/31
(a) (b)
.......... USD 1,700 $ 1,701,946
TICP CLO XI Ltd.
(a)(b)
Series 2018-11A, Class CR, (3-mo. CME
Term SOFR at 2.50% Floor + 2.50%),
7.79%, 04/25/37 ................ 600 605,522
Series 2018-11A, Class DR, (3-mo. CME
Term SOFR at 3.70% Floor + 3.70%),
8.99%, 04/25/37 ................ 1,050 1,045,066
TICP CLO XII Ltd., Series 2018-12A, Class BR,
(3-mo. CME Term SOFR at 1.65% Floor +
1.91%), 7.24%, 07/15/34
(a) (b)
.......... 2,550 2,554,049
TICP CLO XIV Ltd., Series 2019-14A, Class
A2R, (3-mo. CME Term SOFR at 1.65%
Floor + 1.91%), 7.24%, 10/20/32
(a) (b)
..... 2,815 2,818,414
TICP CLO XV Ltd., Series 2020-15A, Class C,
(3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 7.74%, 04/20/33
(a) (b)
.......... 1,000 1,002,668
Trimaran CAVU Ltd.
(a)(b)
Series 2021-2A, Class A, (3-mo. CME Term
SOFR at 1.22% Floor + 1.48%), 6.81%,
10/25/34 ..................... 1,000 1,008,109
Series 2022-2A, Class A, (3-mo. CME Term
SOFR at 2.50% Floor + 2.50%), 7.82%,
01/20/36 ..................... 2,500 2,517,678
Series 2022-2A, Class B1, (3-mo. CME Term
SOFR at 3.40% Floor + 3.40%), 8.72%,
01/20/36 ..................... 1,500 1,504,357
Trinitas CLO XXIII Ltd., Series 2023-23A, Class
A, (3-mo. CME Term SOFR at 1.80% Floor +
1.80%), 7.12%, 10/20/36
(a) (b)
.......... 1,500 1,509,750
Trinitas CLO XXIX Ltd., Series 2024-29A, Class
A1, (3-mo. CME Term SOFR at 1.49% Floor
+ 1.49%), 0.00%, 07/23/37
(a) (b)
......... 4,000 4,000,000
Warwick Capital CLO 1 Ltd., Series 2023-1A,
Class B, (3-mo. CME Term SOFR at 2.80%
Floor + 2.80%), 8.12%, 10/20/36
(a) (b)
..... 1,500 1,514,936
Webster Park CLO Ltd., Series 2015-1A, Class
BR, (3-mo. CME Term SOFR at 1.80% Floor
+ 2.06%), 7.39%, 07/20/30
(a) (b)
......... 500 500,027
Whitebox CLO I Ltd., Series 2019-1A, Class
A1RR, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 6.66%, 07/24/36
(a) (b)
..... 1,250 1,250,000
Whitebox CLO II Ltd., Series 2020-2A, Class
A1R, (3-mo. CME Term SOFR at 1.22%
Floor + 1.48%), 6.80%, 10/24/34
(a) (b)
..... 2,700 2,702,556
Whitebox CLO III Ltd., Series 2021-3A, Class
A1, (3-mo. CME Term SOFR at 1.22% Floor
+ 1.48%), 6.81%, 10/15/34
(a) (b)
......... 4,100 4,104,346
Whitebox CLO IV Ltd., Series 2023-4A, Class
A1, (3-mo. CME Term SOFR at 2.15% Floor
+ 2.15%), 7.47%, 04/20/36
(a) (b)
......... 1,500 1,510,447
Total Asset-Backed Securities — 23 .2%
(Cost: $ 268,780,774 ) .............................. 273,527,831
Shares
Shares
Common Stocks
Building Products — 0.0%
JELD-WEN Holding, Inc.
(e)
.............. 1,491 20,084

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Capital Markets — 0.0%
Ardagh MP USA, Inc. , (Acquired 08/02/21 , cost
$ 157,557 )
(e) (f)
..................... 16,224 $ 55,162
Construction & Engineering — 0.0%
McDermott International Ltd.
(e)
........... 48,333 14,017
Energy Equipment & Services — 0.0%
Project Investor Holdings LLC , (Acquired
02/12/19 , cost $ 0 )
(e) (f) (g)
.............. 1,227 —
Financial Services — 0.1%
Travelport Finance SARL
(e) (g)
............ 100 269,865
Health Care Providers & Services — 0.0%
Envision Healthcare Corp. , (Acquired 11/03/23 ,
cost $ 302,229 )
(e) (f)
................. 7,243 75,146
Hotels, Restaurants & Leisure — 0.0%
New TOPCO
(e) (g) (h)
................... 3,743 —
Life Sciences Tools & Services — 0.0%
Avantor, Inc.
(e)
...................... 1,550 32,860
Machinery — 0.0%
Ameriforge Group, Inc.
(e)
............... 283 3
Media — 0.0%
Learfield Communications LLC , (Acquired
09/13/23 , cost $ 52,062 )
(e) (f) (g)
.......... 4,144 221,704
Metals & Mining — 0.0%
Constellium SE , Class A
(e)
.............. 3,112 58,661
Oil, Gas & Consumable Fuels — 0.0%
NGL Energy Partners LP
(e)
.............. 3,004 15,200
Professional Services — 0.0%
NMG, Inc.
(e)
........................ 1,905 190,500
Specialized REITs — 0.0%
Crown Castle, Inc. ................... 205 20,028
VICI Properties, Inc. .................. 3,175 90,932
110,960
Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp.
(e) (g)
............. 5,686 49,752
Total Common Stocks — 0 .1%
(Cost: $ 1,323,677 ) ............................... 1,113,914
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 1.0%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(b)
.. USD 32 32,620
Boeing Co. (The)
(b)
6.53% , 05/01/34 .................. 90 92,151
6.86% , 05/01/54 .................. 5,525 5,669,599
7.01% , 05/01/64 .................. 2,330 2,385,617
Bombardier, Inc.
(b)
7.88% , 04/15/27 .................. 28 28,071
8.75% , 11/15/30 .................. 125 135,098
7.25% , 07/01/31 .................. 15 15,401
7.00% , 06/01/32 .................. 28 28,389
BWX Technologies, Inc.
(b)
4.13% , 06/30/28 .................. 13 12,134
4.13% , 04/15/29 .................. 38 35,071
Embraer Netherlands Finance BV, 7.00%,
07/28/30
(b)
..................... 480 500,850
RTX Corp., 6.40%, 03/15/54 ........... 1,690 1,842,646
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Spirit AeroSystems, Inc.
(b)
9.38% , 11/30/29 .................. USD 48 $ 51,678
9.75% , 11/15/30 .................. 41 45,228
TransDigm, Inc.
(b)
6.75% , 08/15/28 .................. 198 200,420
6.38% , 03/01/29 .................. 294 295,483
7.13% , 12/01/31 .................. 106 109,220
6.63% , 03/01/32 .................. 298 300,998
Triumph Group, Inc., 9.00%, 03/15/28
(b)
.... 86 90,149
11,870,823
Automobile Components — 0.3%
Champions Financing, Inc., 8.75%, 02/15/29
(b)
72 73,834
Clarios Global LP
(b)
8.50% , 05/15/27 .................. 1,257 1,264,091
6.75% , 05/15/28 .................. 89 90,073
Dealer Tire LLC, 8.00%, 02/01/28
(b)
....... 68 65,618
Forvia SE, 5.50%, 06/15/31
(c)
........... EUR 100 107,898
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(b)
USD 55 55,738
Gates Corp., 6.88%, 07/01/29
(b)
......... 34 34,593
Goodyear Tire & Rubber Co. (The), 5.00%,
07/15/29 ...................... 45 41,886
Icahn Enterprises LP
6.25% , 05/15/26 .................. 20 19,842
9.75% , 01/15/29
(b)
................. 71 73,556
4.38% , 02/01/29 .................. 59 50,448
9.00% , 06/15/30
(b)
................. 22 21,889
Mahle GmbH, 6.50%, 05/02/31
(c)
........ EUR 121 131,885
Phinia, Inc., 6.75%, 04/15/29
(b)
.......... USD 17 17,252
Schaeffler AG, 4.75%, 08/14/29
(c)
........ EUR 600 646,747
SK On Co. Ltd., 5.38%, 05/11/26
(c)
....... USD 345 344,245
Tenneco, Inc., 8.00%, 11/17/28
(b)
........ 35 31,862
Valeo SE, 5.88%, 04/12/29
(c)
........... EUR 600 674,080
3,745,537
Automobiles — 0.7%
Hyundai Capital America
(c)
(1-day SOFR at 0.00% Floor + 1.32%),
6.71% , 11/03/25
(a)
............... USD 200 201,252
2.38% , 10/15/27 .................. 200 182,406
Kia Corp., 1.75%, 10/16/26
(c)
........... 200 184,000
Mercedes-Benz Finance North America LLC,
5.25%, 11/29/27
(b)
................ 2,595 2,608,725
Nissan Motor Acceptance Co. LLC
6.95% , 09/15/26
(c)
................. 75 76,802
6.95% , 09/15/26
(b)
................. 3,055 3,128,412
Nissan Motor Co. Ltd., 3.20%, 09/17/28
(c)
... EUR 686 707,580
RCI Banque SA
(c)
4.88% , 10/02/29 .................. 634 703,615
(5-Year EUR Swap Annual + 2.85%),
2.63% , 02/18/30
(a)
............... 700 736,559
(5-Year EURIBOR ICE Swap Rate +
2.75%), 5.50% , 10/09/34
(a)
......... 200 213,668
8,743,019
Banks — 10.6%
ABQ Finance Ltd., 3.13%, 09/24/24
(c)
...... USD 350 347,420
Abu Dhabi Commercial Bank PJSC, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.52%), 8.00%
(a) (c) (i)
......... 200 211,250
Banca Monte dei Paschi di Siena SpA, (5-Year
EURIBOR ICE Swap Rate at 0.00% Floor +
5.01%), 7.71%, 01/18/28
(a) (c)
.......... EUR 100 112,900
Banco Bilbao Vizcaya Argentaria SA, (5-Year
EUR Swap Annual + 4.27%), 6.88%
(a) (c) (i)
.. 200 211,593

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Banco de Credito e Inversiones SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.94%), 8.75%
(a) (b) (i)
......... USD 200 $ 210,296
Banco de Credito Social Cooperativo SA,
(1-Year EURIBOR ICE Swap Rate + 4.27%),
7.50%, 09/14/29
(a) (c)
............... EUR 600 711,628
Banco Mercantil del Norte SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.64%), 5.88%
(a) (b) (i)
......... USD 280 262,202
Bancolombia SA
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.94%), 4.63% ,
12/18/29 ..................... 229 220,412
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.32%), 8.63% ,
12/24/34 ..................... 328 334,232
Bangkok Bank PCL
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.73%),
5.00%
(a) (c) (i)
.................... 200 194,500
5.30% , 09/21/28
(b)
................. 605 603,669
5.50% , 09/21/33
(b)
................. 805 798,576
Bank Leumi Le-Israel BM, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.63%), 3.28%, 01/29/31
(a) (b) (c)
......... 341 316,064
Bank of America Corp.
(a)
(3-mo. CME Term SOFR + 1.44%), 3.19% ,
07/23/30 ..................... 850 771,821
(1-day SOFR + 1.83%), 4.57% , 04/27/33 . 11,145 10,510,425
Bank of Communications Co. Ltd., 1.20%,
09/10/25
(c)
..................... 200 190,266
Bank of East Asia Ltd. (The), (1-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.30%), 6.63%, 03/13/27
(a) (c)
... 250 250,928
Bankinter SA, (5-Year EURIBOR ICE Swap
Rate + 4.71%), 7.38%
(a) (c) (i)
........... EUR 200 219,910
Barclays plc
(a)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.58%), 7.13%
(i)
... GBP 300 375,912
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.43%), 8.00%
(i)
USD 8,115 8,239,484
(USISSO05 + 5.78%), 9.63%
(i)
........ 3,035 3,290,219
(5-Year EUR Swap Annual + 1.55%),
1.13% , 03/22/31
(c)
............... EUR 714 720,834
BNP Paribas SA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.35%), 8.50%
(a) (b) (i)
............... USD 10,835 11,097,380
BPCE SA, 4.50%, 01/13/33
(c)
........... EUR 600 664,394
CBQ Finance Ltd., 2.00%, 05/12/26
(c)
...... USD 250 233,828
China Construction Bank Corp., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.15%), 2.45%, 06/24/30
(a) (c)
... 200 193,986
Citigroup, Inc.
4.30% , 11/20/26 .................. 500 487,724
Series AA , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.21%),
7.63%
(a) (i)
..................... 29 30,194
Series BB , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.91%),
7.20%
(a) (i)
..................... 7,500 7,685,565
Series CC , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13%
(a) (i)
..................... 100 99,776
(1-day SOFR + 2.66%), 6.17% , 05/25/34
(a)
2,820 2,867,913
Security
Par (000)
Par (000) Value
Banks (continued)
Commerzbank AG
(a)(c)
(5-Year EUR Swap Annual + 4.39%),
4.25%
(i)
...................... EUR 400 $ 379,317
(5-Year EUR Swap Annual + 6.74%),
6.50%
(i)
...................... 400 420,191
(5-Year EURIBOR ICE Swap Rate +
5.13%), 7.88%
(i)
................ 200 213,458
(5-Year EURIBOR ICE Swap Rate +
3.70%), 6.75% , 10/05/33 .......... 600 691,189
Eurobank SA, (5-Year EURIBOR ICE Swap
Rate + 2.17%), 4.88%, 04/30/31
(a) (c)
..... 125 134,313
First Abu Dhabi Bank PJSC, 5.00%, 02/28/29
(c)
USD 200 198,750
HDFC Bank Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.93%), 3.70%
(a) (c) (i)
............... 200 185,250
HSBC Holdings plc, (5-Year EUR Swap Annual
+ 3.84%), 4.75%
(a) (c) (i)
.............. EUR 264 264,707
ING Groep NV, (1-day SOFR + 1.56%), 6.08%,
09/11/27
(a)
..................... USD 7,875 7,962,399
Intercorp Peru Ltd., 3.88%, 08/15/29
(b)
..... 574 509,246
Intesa Sanpaolo SpA
(c)
5.15% , 06/10/30 .................. GBP 619 721,952
1.35% , 02/24/31 .................. EUR 792 713,581
JPMorgan Chase & Co.
3.63% , 12/01/27 .................. USD 300 286,985
(1-day SOFR + 2.58%), 5.72% , 09/14/33
(a)
9,555 9,687,269
Series W , (3-mo. CME Term SOFR at 0.00%
Floor + 1.26%), 6.58% , 05/15/47
(a)
.... 1,000 918,550
KeyCorp, (SOFR Index + 2.42%), 6.40%,
03/06/35
(a)
..................... 1,830 1,855,324
Kookmin Bank, 1.75%, 05/04/25
(c)
........ 500 484,715
Lloyds Banking Group plc, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
4.61%), 5.13%
(a) (i)
................ GBP 200 249,344
Metropolitan Bank & Trust Co., 5.50%,
03/06/34
(c)
..................... USD 275 273,281
National Bank of Greece SA, (5-Year
EURIBOR ICE Swap Rate + 3.15%), 5.88%,
06/28/35
(a) (c)
.................... EUR 225 243,134
NatWest Group plc, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.75%), 8.13%
(a) (i)
................ USD 5,360 5,415,449
Standard Chartered plc
(a)(c)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.57%), 7.88%
(i)
200 200,250
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.10%), 6.10% ,
01/11/35 ..................... 200 202,938
Toronto-Dominion Bank (The)
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.08%), 8.13% ,
10/31/82 ..................... 6,243 6,470,008
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.98%), 7.25% ,
07/31/84 ..................... 10,460 10,433,850
Truist Financial Corp., (1-day SOFR + 2.05%),
6.05%, 06/08/27
(a)
................ 15,305 15,412,194
US Bancorp, (1-day SOFR + 1.56%), 5.38%,
01/23/30
(a)
..................... 1,020 1,022,733
Wells Fargo & Co.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.61%),
7.63%
(a) (i)
..................... 48 51,116
(1-day SOFR + 2.10%), 4.90% , 07/25/33
(a)
6,713 6,456,995
5.38% , 11/02/43 .................. 500 468,827

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Westpac Banking Corp., (1-day SOFR +
0.81%), 6.18%, 04/16/29
(a)
........... USD 200 $ 200,726
Woori Bank, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.66%),
4.25%
(a) (c) (i)
.................... 200 198,250
125,391,592
Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc., 4.60%,
04/15/48 ...................... 106 93,749
Broadline Retail — 0.1%
Alibaba Group Holding Ltd., 4.00%, 12/06/37 . 200 169,318
ANGI Group LLC, 3.88%, 08/15/28
(b)
...... 30 25,777
Go Daddy Operating Co. LLC, 3.50%,
03/01/29
(b)
..................... 24 21,673
JD.com, Inc., 3.88%, 04/29/26 .......... 300 289,860
LCM Investments Holdings II LLC
(b)
4.88% , 05/01/29 .................. 73 68,235
8.25% , 08/01/31 .................. 41 42,783
Match Group Holdings II LLC
(b)
4.63% , 06/01/28 .................. 49 45,851
3.63% , 10/01/31 .................. 49 41,504
NMG Holding Co., Inc., 7.13%, 04/01/26
(b)
... 21 20,747
PrestigeBidCo GmbH, (3-mo. EURIBOR at
0.00% Floor + 3.75%), 7.46%, 07/01/29
(a) (c)
. EUR 100 107,898
833,646
Building Products — 0.1%
Advanced Drainage Systems, Inc., 6.38%,
06/15/30
(b)
..................... USD 50 50,181
Builders FirstSource, Inc., 6.38%, 03/01/34
(b)
. 23 22,770
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(b)
..................... 35 34,314
HT Troplast GmbH, 9.38%, 07/15/28
(c)
..... EUR 176 184,604
Masterbrand, Inc., 7.00%, 07/15/32
(b)
...... USD 16 16,181
New Enterprise Stone & Lime Co., Inc.
(b)
5.25% , 07/15/28 .................. 39 36,821
9.75% , 07/15/28 .................. 30 30,499
Owens Corning, 3.50%, 02/15/30
(b)
....... 70 63,780
Standard Industries, Inc.
(b)
5.00% , 02/15/27 .................. 30 29,162
4.75% , 01/15/28 .................. 14 13,321
3.38% , 01/15/31 .................. 44 37,071
Summit Materials LLC
(b)
5.25% , 01/15/29 .................. 14 13,485
7.25% , 01/15/31 .................. 41 42,462
574,651
Capital Markets — 3.9%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(b)
..................... 37 38,361
Amipeace Ltd., 1.50%, 10/22/25
(c)
........ 200 189,848
Apollo Debt Solutions BDC, 6.90%, 04/13/29
(b)
4,290 4,311,383
Ares Capital Corp., 5.95%, 07/15/29 ...... 35 34,407
Aretec Group, Inc., 10.00%, 08/15/30
(b)
.... 25 27,190
ASG Finance DAC, 9.75%, 05/15/29
(b)
..... 372 371,070
Blackstone Private Credit Fund
1.75% , 11/30/26
(c)
................. EUR 713 711,553
3.25% , 03/15/27 .................. USD 74 68,316
5.95% , 07/16/29
(b)
................. 16 15,670
6.25% , 01/25/31
(b)
................. 44 43,747
Blue Owl Capital Corp., 3.40%, 07/15/26 ... 44 41,459
Blue Owl Capital Corp. II, 8.45%, 11/15/26
(b)
. 40 41,270
Blue Owl Credit Income Corp., 7.75%, 09/16/27 28 28,770
China Great Wall International Holdings III Ltd.,
3.88%, 08/31/27
(c)
................ 200 185,270
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................ USD 30 $ 28,454
Concentra Escrow Issuer Corp., 6.88%,
07/15/32
(b)
..................... 28 28,369
Deutsche Bank AG
(a)
(5-Year EURIBOR ICE Swap Rate +
4.55%), 4.50%
(c) (i)
............... EUR 200 191,164
(5-Year EURIBOR ICE Swap Rate +
5.26%), 8.13%
(c) (i)
............... 200 215,625
(1-day SOFR + 2.51%), 6.82% , 11/20/29 . USD 3,350 3,483,957
Huarong Finance II Co. Ltd., 5.00%, 11/19/25
(c)
200 195,375
Intermediate Capital Group plc, 2.50%,
01/28/30
(c)
..................... EUR 742 699,605
Macquarie Bank Ltd., 6.80%, 01/18/33
(b)
.... USD 6,830 7,150,149
MDGH GMTN RSC Ltd., 4.38%, 11/22/33
(b)
.. 453 426,953
Morgan Stanley
(a)
(1-day SOFR + 0.88%), 1.59% , 05/04/27 . 4,373 4,076,776
(1-day SOFR + 1.73%), 5.47% , 01/18/35 . 885 882,691
Oaktree Strategic Credit Fund, 8.40%,
11/14/28
(b)
..................... 38 40,166
State Street Corp., Series I, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.61%), 6.70%
(a) (i)
.......... 74 74,441
UBS Group AG
(a)(b)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.55%), 4.49% ,
05/12/26 ..................... 5,085 5,025,030
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 6.33% ,
12/22/27 ..................... 5,700 5,794,788
(USISSO05 + 4.16%), 7.75%
(i)
........ 5,365 5,472,552
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.76%), 9.25%
(i)
5,410 6,058,616
45,953,025
Chemicals — 0.4%
Braskem Idesa SAPI, 6.99%, 02/20/32
(b)
.... 566 430,726
Braskem Netherlands Finance BV, 4.50%,
01/31/30
(c)
..................... 351 297,121
Chemours Co. (The)
4.00% , 05/15/26 .................. EUR 145 150,241
5.38% , 05/15/27 .................. USD 19 18,035
5.75% , 11/15/28
(b)
................. 36 33,237
4.63% , 11/15/29
(b)
................. 43 37,023
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.. 142 130,499
Evonik Industries AG, (5-Year EUR Swap
Annual + 1.84%), 1.38%, 09/02/81
(a) (c)
.... EUR 700 689,729
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
.... USD 47 47,372
INEOS Quattro Finance 2 plc, 8.50%,
03/15/29
(c)
..................... EUR 356 403,657
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(b)
.. USD 135 108,290
MEGlobal BV
2.63% , 04/28/28
(c)
................. 335 300,621
2.63% , 04/28/28
(b)
................. 670 601,241
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
29 27,524
Olympus Water US Holding Corp.
9.75% , 11/15/28
(b)
................. 200 211,594
5.38% , 10/01/29
(c)
................. EUR 100 96,826
Orbia Advance Corp. SAB de CV, 5.50%,
01/15/48
(c)
..................... USD 360 302,513
Sasol Financing USA LLC
4.38% , 09/18/26 .................. 200 188,312
6.50% , 09/27/28 .................. 227 216,005
Scotts Miracle-Gro Co. (The)
4.50% , 10/15/29 .................. 19 17,367
4.38% , 02/01/32 .................. 40 34,460

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
..................... USD 52 $ 47,092
WR Grace Holdings LLC
(b)
4.88% , 06/15/27 .................. 48 46,288
5.63% , 08/15/29 .................. 133 122,585
7.38% , 03/01/31 .................. 62 62,835
4,621,193
Commercial Services & Supplies — 0.3%
ADT Security Corp. (The)
(b)
4.13% , 08/01/29 .................. 10 9,222
4.88% , 07/15/32 .................. 14 12,856
Allied Universal Holdco LLC
(b)
9.75% , 07/15/27 .................. 1,024 1,017,748
4.63% , 06/01/28 .................. 200 182,208
6.00% , 06/01/29 .................. 217 189,959
7.88% , 02/15/31 .................. 161 161,419
APi Group DE, Inc., 4.13%, 07/15/29
(b)
..... 52 47,320
APX Group, Inc.
(b)
6.75% , 02/15/27 .................. 13 12,966
5.75% , 07/15/29 .................. 46 44,134
Aramark Services, Inc., 5.00%, 02/01/28
(b)
... 59 57,060
BOC Aviation USA Corp., 5.25%, 01/14/30
(c)
. 200 199,040
Brink's Co. (The)
(b)
6.50% , 06/15/29 .................. 18 18,189
6.75% , 06/15/32 .................. 27 27,198
Clean Harbors, Inc.
(b)
4.88% , 07/15/27 .................. 53 51,301
6.38% , 02/01/31 .................. 4 4,010
DP World Crescent Ltd., 3.75%, 01/30/30
(c)
.. 635 586,581
Garda World Security Corp.
(b)
4.63% , 02/15/27 .................. 75 71,667
9.50% , 11/01/27 .................. 41 41,190
7.75% , 02/15/28 .................. 30 30,554
6.00% , 06/01/29 .................. 21 19,159
GFL Environmental, Inc.
(b)
3.75% , 08/01/25 .................. 52 51,533
4.00% , 08/01/28 .................. 50 46,470
3.50% , 09/01/28 .................. 16 14,750
4.75% , 06/15/29 .................. 20 18,875
4.38% , 08/15/29 .................. 12 11,059
6.75% , 01/15/31 .................. 27 27,545
Intrum AB
(c)
3.00% , 09/15/27 .................. EUR 399 275,204
9.25% , 03/15/28 .................. 100 70,983
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
..................... USD 43 42,619
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
.. 105 100,776
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(b)
..................... 89 87,703
Q-Park Holding I BV, 5.13%, 02/15/30
(c)
.... EUR 173 184,811
Reworld Holding Corp.
4.88% , 12/01/29
(b)
................. USD 40 36,509
5.00% , 09/01/30 .................. 14 12,654
Stericycle, Inc., 3.88%, 01/15/29
(b)
........ 12 11,205
Techem Verwaltungsgesellschaft 675 mbH,
5.38%, 07/15/29
(c)
................ EUR 100 107,979
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
.... USD 124 122,290
Williams Scotsman, Inc.
(b)
4.63% , 08/15/28 .................. 39 36,878
6.63% , 06/15/29 .................. 22 22,174
7.38% , 10/01/31 .................. 12 12,349
4,078,147
Security
Par (000)
Par (000) Value
Communications Equipment — 0.0%
(b)
CommScope, Inc., 4.75%, 09/01/29 ....... USD 34 $ 23,539
Viavi Solutions, Inc., 3.75%, 10/01/29 ..... 13 10,979
34,518
Construction & Engineering — 0.1%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
..................... 338 346,873
Arcosa, Inc., 4.38%, 04/15/29
(b)
......... 49 45,503
Brand Industrial Services, Inc., 10.38%,
08/01/30
(b)
..................... 209 225,865
China Railway Xunjie Co. Ltd., 3.25%,
07/28/26
(c)
..................... 240 230,175
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
... 29 27,138
GMR Hyderabad International Airport Ltd.,
4.25%, 10/27/27
(c)
................ 400 374,625
Pike Corp., 8.63%, 01/31/31
(b)
.......... 25 26,483
1,276,662
Construction Materials — 0.0%
(b)
Smyrna Ready Mix Concrete LLC
6.00% , 11/01/28 .................. 158 154,361
8.88% , 11/15/31 .................. 27 28,645
St Marys Cement, Inc., 5.75%, 04/02/34 .... 260 255,125
438,131
Consumer Finance — 1.1%
Ally Financial, Inc., 8.00%, 11/01/31 ...... 400 441,435
American Express Co., 5.85%, 11/05/27 .... 7,215 7,390,015
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(b)
..................... 38 39,920
CMB International Leasing Management Ltd.
(c)
3.00% , 07/03/24 .................. 300 299,820
(1-day SOFR + 0.76%), 6.09% , 06/04/27
(a)
200 200,142
DAE Funding LLC, 2.63%, 03/20/25
(c)
..... 200 194,750
Ford Motor Credit Co. LLC
4.39% , 01/08/26 .................. 500 489,340
6.86% , 06/05/26 .................. GBP 549 710,343
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b) (j)
....... USD 60 57,886
Hyundai Capital Services, Inc., 5.13%,
02/05/29
(c)
..................... 200 198,062
Hyundai Card Co. Ltd., 5.75%, 04/24/29
(c)
... 345 346,739
Macquarie Airfinance Holdings Ltd.
(b)
8.38% , 05/01/28 .................. 42 44,267
6.40% , 03/26/29 .................. 10 10,169
8.13% , 03/30/29 .................. 15 15,858
6.50% , 03/26/31 .................. 20 20,566
Manappuram Finance Ltd., 7.38%, 05/12/28
(c)
200 197,750
Muthoot Finance Ltd.
7.13% , 02/14/28
(c)
................. 250 252,578
7.13% , 02/14/28
(b)
................. 405 409,177
Navient Corp., 9.38%, 07/25/30 ......... 30 31,544
OneMain Finance Corp.
6.63% , 01/15/28 .................. 82 82,291
5.38% , 11/15/29 .................. 31 29,074
7.88% , 03/15/30 .................. 75 77,329
4.00% , 09/15/30 .................. 12 10,299
7.50% , 05/15/31 .................. 12 12,142
SLM Corp., 3.13%, 11/02/26 ........... 45 41,916
Volkswagen International Finance NV
(a)(c)(i)
(9-Year EUR Swap Annual + 3.96%), 3.88% EUR 700 697,753
(9-Year EUR Swap Annual + 4.78%), 7.88% 600 725,855
13,027,020
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc.
(b)
3.25% , 03/15/26 .................. USD 43 41,306
4.63% , 01/15/27 .................. 24 23,182

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
6.50% , 02/15/28 .................. USD 3 $ 3,014
3.50% , 03/15/29 .................. 99 89,055
Bellis Acquisition Co. plc, 8.13%, 05/14/30
(c)
.. GBP 434 547,934
CK Hutchison International 20 Ltd., 2.50%,
05/08/30
(c)
..................... USD 200 172,882
Performance Food Group, Inc., 4.25%,
08/01/29
(b)
..................... 44 40,058
Picard Groupe SAS, 6.38%, 07/01/29
(c)
.... EUR 101 108,037
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
USD 11 9,930
US Foods, Inc.
(b)
6.88% , 09/15/28 .................. 40 40,897
4.75% , 02/15/29 .................. 22 20,866
4.63% , 06/01/30 .................. 14 13,007
7.25% , 01/15/32 .................. 4 4,151
Walgreens Boots Alliance, Inc., 3.20%,
04/15/30 ...................... 8 6,697
1,121,016
Containers & Packaging — 0.1%
Ardagh Metal Packaging Finance USA LLC,
4.00%, 09/01/29
(b)
................ 270 228,489
Ball Corp., 3.13%, 09/15/31 ........... 29 24,527
Clydesdale Acquisition Holdings, Inc.
(b)
6.63% , 04/15/29 .................. 61 59,953
8.75% , 04/15/30 .................. 91 89,057
Graphic Packaging International LLC, 3.50%,
03/01/29
(b)
..................... 34 30,472
LABL, Inc.
(b)
6.75% , 07/15/26 .................. 8 7,900
5.88% , 11/01/28 .................. 9 8,207
9.50% , 11/01/28 .................. 79 79,622
Mauser Packaging Solutions Holding Co.
(b)
7.88% , 04/15/27 .................. 356 363,117
9.25% , 04/15/27 .................. 23 23,015
Owens-Brockway Glass Container, Inc., 7.25%,
05/15/31
(b)
..................... 27 26,953
Sealed Air Corp.
(b)
4.00% , 12/01/27 .................. 14 13,158
6.13% , 02/01/28 .................. 38 37,908
6.50% , 07/15/32 .................. 21 20,882
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(b)
47 51,334
1,064,594
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 .............. 22 19,679
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 59 57,171
Resideo Funding, Inc., 4.00%, 09/01/29 .... 21 18,509
95,359
Diversified Consumer Services — 0.1%
Pachelbel Bidco SpA
(c)
7.13% , 05/17/31 .................. EUR 100 110,576
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
8.07% , 05/17/31
(a)
............... 100 108,583
Service Corp. International, 4.00%, 05/15/31 . USD 56 49,872
Sotheby's, 7.38%, 10/15/27
(b)
........... 264 220,455
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
.... 90 92,951
582,437
Diversified REITs — 0.5%
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
... 59 51,692
HAT Holdings I LLC
(b)
3.38% , 06/15/26 .................. 2 1,886
8.00% , 06/15/27 .................. 56 58,220
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
....... 50 45,672
Security
Par (000)
Par (000) Value
Diversified REITs (continued)
MPT Operating Partnership LP
2.50% , 03/24/26 .................. GBP 100 $ 108,340
4.63% , 08/01/29 .................. USD 94 68,226
3.50% , 03/15/31 .................. 12 7,819
VICI Properties LP, 5.13%, 05/15/32 ...... 5,900 5,621,140
5,962,995
Diversified Telecommunication Services — 0.6%
Altice France Holding SA, 10.50%, 05/15/27
(b)
1,000 398,970
Altice France SA, 5.50%, 10/15/29
(b)
...... 200 131,817
British Telecommunications plc, (5-Year
EURIBOR ICE Swap Rate + 2.54%), 5.13%,
10/03/54
(a) (c)
.................... EUR 250 268,404
CCO Holdings LLC
(b)
5.13% , 05/01/27 .................. USD 51 48,968
6.38% , 09/01/29 .................. 184 174,897
7.38% , 03/01/31 .................. 151 148,887
4.25% , 01/15/34 .................. 105 79,701
Cellnex Telecom SA, 2.13%, 08/11/30
(c) (k)
... EUR 600 640,664
Frontier Communications Holdings LLC
(b)
5.88% , 10/15/27 .................. USD 22 21,479
5.00% , 05/01/28 .................. 165 155,446
8.75% , 05/15/30 .................. 29 29,883
8.63% , 03/15/31 .................. 67 69,018
IHS Holding Ltd., 6.25%, 11/29/28
(b)
....... 431 384,398
Iliad Holding SASU
7.00% , 10/15/28
(b)
................. 200 198,326
6.88% , 04/15/31
(c)
................. EUR 128 139,124
Iliad SA, 5.38%, 05/02/31
(c)
............ 300 323,486
Koninklijke KPN NV, (5-Year EUR Swap Annual
+ 3.77%), 6.00%
(a) (c) (i)
.............. 621 695,260
Level 3 Financing, Inc.
(b)
10.50% , 04/15/29 ................. USD 20 19,950
4.88% , 06/15/29 .................. 63 35,878
11.00% , 11/15/29 ................. 291 297,451
10.50% , 05/15/30 ................. 248 245,623
Lorca Telecom Bondco SA, 5.75%, 04/30/29
(c)
EUR 252 276,035
Lumen Technologies, Inc.
(b)
4.13% , 04/15/29 .................. USD 54 35,087
4.13% , 04/15/30 .................. 54 33,740
Network i2i Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.27%), 5.65%
(a) (c) (i)
............... 329 325,545
Telecom Italia SpA, 2.75%, 04/15/25
(c)
..... EUR 113 119,323
Uniti Group LP
(b)
10.50% , 02/15/28 ................. USD 189 185,085
Series MAY , 10.50% , 02/15/28 ......... 33 32,316
Verizon Communications, Inc.
3.88% , 02/08/29 .................. 325 308,895
4.50% , 08/10/33 .................. 500 470,056
Virgin Media Secured Finance plc, 4.50%,
08/15/30
(b)
..................... 200 169,587
Windstream Escrow LLC, 7.75%, 08/15/28
(b)
. 39 36,740
Zayo Group Holdings, Inc.
(b)
4.00% , 03/01/27 .................. 270 215,937
6.13% , 03/01/28 .................. 58 38,834
6,754,810
Electric Utilities — 1.4%
Adani Green Energy UP Ltd., 6.70%, 03/12/42
(b)
208 194,350
Adani Transmission Step-One Ltd., 4.00%,
08/03/26
(c)
..................... 200 189,250
AES Panama Generation Holdings SRL, 4.38%,
05/31/30
(b)
..................... 326 282,501
Continuum Energy Aura Pte. Ltd., 9.50%,
02/24/27
(c)
..................... 200 205,625

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Continuum Green Energy India Pvt, 7.50%,
06/26/33
(b)
..................... USD 327 $ 324,261
Diamond II Ltd., 7.95%, 07/28/26
(b)
....... 255 258,506
Duke Energy Florida LLC, 5.95%, 11/15/52 .. 2,620 2,665,502
EDP - Energias de Portugal SA, (5-Year
EURIBOR ICE Swap Rate + 2.05%), 4.75%,
05/29/54
(a) (c)
.................... EUR 200 212,851
Engie Energia Chile SA, 3.40%, 01/28/30
(c)
.. USD 363 316,831
FirstEnergy Corp., 4.00%, 05/01/26
(k)
...... 147 145,383
India Green Power Holdings, 4.00%, 02/22/27
(c)
177 165,025
LLPL Capital Pte. Ltd., 6.88%, 02/04/39
(c)
... 155 155,029
Minejesa Capital BV, 4.63%, 08/10/30
(c)
.... 186 178,173
NextEra Energy Capital Holdings, Inc.,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.46%), 6.75%,
06/15/54
(a)
..................... 35 35,201
NextEra Energy Operating Partners LP
(b)
4.25% , 09/15/24 .................. 2 1,977
3.88% , 10/15/26 .................. 6 5,706
7.25% , 01/15/29 .................. 40 41,019
NRG Energy, Inc., 7.00%, 03/15/33
(b)
...... 13 13,723
Pacific Gas & Electric Co.
6.95% , 03/15/34 .................. 1,200 1,292,069
4.20% , 06/01/41 .................. 4,040 3,164,638
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
..................... 33 30,545
PG&E Corp., 4.25%, 12/01/27
(b) (k)
........ 33 33,281
Southern California Edison Co., 5.88%,
12/01/53 ...................... 5,500 5,486,578
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(c)
..................... 200 182,813
Star Energy Geothermal Wayang Windu Ltd.,
6.75%, 04/24/33
(c)
................ 196 196,484
Terna - Rete Elettrica Nazionale, (5-Year
EURIBOR ICE Swap Rate + 2.14%),
4.75%
(a) (c) (i)
.................... EUR 150 158,634
Texas Competitive Electric Holdings Co. LLC,
0.00%, 12/31/49
(e) (g) (l)
.............. USD 815 —
Vistra Operations Co. LLC
(b)
5.00% , 07/31/27 .................. 8 7,739
7.75% , 10/15/31 .................. 39 40,614
6.88% , 04/15/32 .................. 44 44,667
6.95% , 10/15/33 .................. 13 13,914
16,042,889
Electrical Equipment — 0.0%
Vertiv Group Corp., 4.13%, 11/15/28
(b)
..... 80 74,710
Electronic Equipment, Instruments & Components — 0.0%
(b)
Coherent Corp., 5.00%, 12/15/29 ........ 46 43,533
Insight Enterprises, Inc., 6.63%, 05/15/32 ... 18 18,278
Sensata Technologies, Inc.
4.38% , 02/15/30 .................. 41 37,654
3.75% , 02/15/31 .................. 6 5,230
Zebra Technologies Corp., 6.50%, 06/01/32 .. 13 13,147
117,842
Energy Equipment & Services — 0.1%
Archrock Partners LP
(b)
6.88% , 04/01/27 .................. 43 43,171
6.25% , 04/01/28 .................. 35 34,664
Enerflex Ltd., 9.00%, 10/15/27
(b)
......... 45 45,566
Kodiak Gas Services LLC, 7.25%, 02/15/29
(b)
. 61 62,530
Nabors Industries Ltd., 7.50%, 01/15/28
(b)
... 25 23,855
Nabors Industries, Inc., 7.38%, 05/15/27
(b)
... 67 68,152
Noble Finance II LLC, 8.00%, 04/15/30
(b)
... 44 45,791
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Northriver Midstream Finance LP, 6.75%,
07/15/32
(b)
..................... USD 19 $ 19,033
Oceaneering International, Inc., 6.00%,
02/01/28 ...................... 19 18,783
Patterson-UTI Energy, Inc., 7.15%, 10/01/33 . 30 31,776
Precision Drilling Corp., 6.88%, 01/15/29
(b)
.. 14 13,849
Transocean Aquila Ltd., 8.00%, 09/30/28
(b)
.. 35 35,545
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
..................... 34 35,091
Transocean, Inc.
(b)
8.00% , 02/01/27 .................. 72 71,751
8.25% , 05/15/29 .................. 75 75,186
8.75% , 02/15/30 .................. 78 82,205
8.50% , 05/15/31 .................. 96 96,041
USA Compression Partners LP
6.88% , 09/01/27 .................. 73 73,137
7.13% , 03/15/29
(b)
................. 47 47,357
Valaris Ltd., 8.38%, 04/30/30
(b)
.......... 98 101,454
Venture Global LNG, Inc.
(b)
8.13% , 06/01/28 .................. 95 97,871
9.50% , 02/01/29 .................. 92 100,749
8.38% , 06/01/31 .................. 304 315,318
9.88% , 02/01/32 .................. 158 171,971
Weatherford International Ltd., 8.63%,
04/30/30
(b)
..................... 42 43,522
1,754,368
Entertainment — 0.0%
CPUK Finance Ltd., 7.88%, 08/28/29
(c)
..... GBP 100 128,622
Live Nation Entertainment, Inc.
(b)
4.75% , 10/15/27 .................. USD 22 21,083
3.75% , 01/15/28 .................. 51 47,373
Playtika Holding Corp., 4.25%, 03/15/29
(b)
... 22 19,304
216,382
Financial Services — 1.5%
Banco Votorantim SA, 4.50%, 09/24/24
(c)
... 313 311,253
Block, Inc.
2.75% , 06/01/26 .................. 63 59,510
3.50% , 06/01/31 .................. 9 7,764
6.50% , 05/15/32
(b)
................. 186 188,490
Blue Owl Credit Income Corp.
6.60% , 09/15/29
(b)
................. 15 14,796
6.65% , 03/15/31 .................. 4,545 4,442,046
Blue Owl Technology Finance Corp. II, 6.75%,
04/04/29
(b)
..................... 12 11,740
Citycon Treasury BV, Series EURO, 2.38%,
01/15/27
(c)
..................... EUR 733 723,054
Enact Holdings, Inc., 6.25%, 05/28/29 ..... USD 16 16,005
Far East Horizon Ltd., 6.63%, 04/16/27
(c)
... 290 290,853
Fiber Midco SpA, 10.00%, 06/15/29
(c)
...... EUR 100 106,908
Freedom Mortgage Holdings LLC
(b)
9.25% , 02/01/29 .................. USD 69 68,955
9.13% , 05/15/31 .................. 30 29,193
GGAM Finance Ltd.
(b)
7.75% , 05/15/26 .................. 17 17,347
8.00% , 02/15/27 .................. 2 2,066
8.00% , 06/15/28 .................. 41 43,183
6.88% , 04/15/29 .................. 25 25,438
Global Payments, Inc.
2.15% , 01/15/27 .................. 8,745 8,099,263
1.50% , 03/01/31
(b) (k)
................ 63 57,676
Hannon Armstrong Sustainable Infrastructure
Capital, Inc., 6.38%, 07/01/34
(b)
........ 18 17,621
HPS Corporate Lending Fund, 6.75%,
01/30/29
(b)
..................... 55 55,404

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
KODIT Global Co., Ltd., Series 2023-1, 4.95%,
05/25/26
(c)
..................... USD 200 $ 198,498
Lions Gate Capital Holdings 1, Inc., 5.50%,
04/15/29
(b)
..................... 55 48,836
NAK Naftogaz Ukraine
(e)(l)
7.13% , 07/19/26
(c)
................. EUR 378 333,976
7.63% , 11/08/28
(b)
................. USD 401 300,750
Nationstar Mortgage Holdings, Inc.
(b)
5.00% , 02/01/26 .................. 143 139,963
5.13% , 12/15/30 .................. 26 23,842
5.75% , 11/15/31 .................. 40 37,597
7.13% , 02/01/32 .................. 87 87,508
NCR Atleos Corp., 9.50%, 04/01/29
(b)
...... 29 31,341
Nexi SpA, 0.00%, 02/24/28
(c) (k) (m)
......... EUR 800 730,349
PennyMac Financial Services, Inc.
(b)
7.88% , 12/15/29 .................. USD 32 32,998
7.13% , 11/15/30 .................. 31 30,904
Permian Resources Operating LLC
(b)
5.88% , 07/01/29 .................. 54 53,173
9.88% , 07/15/31 .................. 33 36,528
7.00% , 01/15/32 .................. 44 45,200
Rocket Mortgage LLC
(b)
2.88% , 10/15/26 .................. 103 96,190
3.88% , 03/01/31 .................. 3 2,615
4.00% , 10/15/33 .................. 23 19,382
Royal Capital BV, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
7.40%), 5.00%
(a) (c) (i)
............... 200 197,187
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
.... 64 61,969
Sotera Health Holdings LLC, 7.38%, 06/01/31
(b)
22 22,033
Swire Pacific MTN Financing Ltd., 3.88%,
09/21/25
(c)
..................... 200 196,062
Worldline SA, 0.00%, 07/30/26
(c) (k) (m)
...... EUR 707 699,506
18,014,972
Food Products — 0.1%
B&G Foods, Inc., 8.00%, 09/15/28
(b)
...... USD 10 10,162
China Mengniu Dairy Co. Ltd., 1.88%,
06/17/25
(c)
..................... 200 193,168
Chobani LLC
(b)
4.63% , 11/15/28 .................. 84 79,330
7.63% , 07/01/29 .................. 150 154,486
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
.. 62 60,963
Fiesta Purchaser, Inc., 7.88%, 03/01/31
(b)
... 18 18,599
Lamb Weston Holdings, Inc.
(b)
4.88% , 05/15/28 .................. 30 29,054
4.13% , 01/31/30 .................. 23 20,886
4.38% , 01/31/32 .................. 46 41,026
MHP Lux SA, 6.25%, 09/19/29
(c)
......... 352 248,160
Post Holdings, Inc.
(b)
5.50% , 12/15/29 .................. 6 5,789
4.50% , 09/15/31 .................. 11 9,860
6.25% , 02/15/32 .................. 32 32,042
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
... 32 28,140
931,665
Gas Utilities — 0.1%
(b)
AmeriGas Partners LP, 9.38%, 06/01/28 .... 40 41,058
Blue Racer Midstream LLC
7.00% , 07/15/29 .................. 25 25,460
7.25% , 07/15/32 .................. 20 20,563
Howard Midstream Energy Partners LLC
8.88% , 07/15/28 .................. 30 31,744
7.38% , 07/15/32 .................. 35 35,544
NGL Energy Operating LLC
8.13% , 02/15/29 .................. 93 94,759
Security
Par (000)
Par (000) Value
Gas Utilities (continued)
8.38% , 02/15/32 .................. USD 107 $ 108,647
Promigas SA ESP, 3.75%, 10/16/29 ....... 245 221,802
Suburban Propane Partners LP, 5.00%,
06/01/31 ...................... 12 10,806
590,383
Ground Transportation — 0.0%
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(b)
49 48,816
GN Bondco LLC, 9.50%, 10/15/31
(b)
...... 21 19,574
Guangzhou Metro Investment Finance BVI Ltd.,
1.51%, 09/17/25
(c)
................ 200 190,084
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
.. 57 52,795
Uber Technologies, Inc.
0.00% , 12/15/25
(k) (m)
............... 18 19,296
6.25% , 01/15/28
(b)
................. 61 61,072
Series 2028 , 0.88% , 12/01/28
(b) (k)
....... 63 74,907
466,544
Health Care Equipment & Supplies — 0.0%
(b)
Avantor Funding, Inc.
4.63% , 07/15/28 .................. 61 58,048
3.88% , 11/01/29 .................. 36 32,737
Bausch + Lomb Corp., 8.38%, 10/01/28 .... 141 144,349
Medline Borrower LP
3.88% , 04/01/29 .................. 52 47,887
6.25% , 04/01/29 .................. 70 70,792
5.25% , 10/01/29 .................. 161 153,647
Neogen Food Safety Corp., 8.63%, 07/20/30 . 38 41,024
548,484
Health Care Providers & Services — 0.8%
Acadia Healthcare Co., Inc.
(b)
5.50% , 07/01/28 .................. 48 46,946
5.00% , 04/15/29 .................. 40 38,012
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
. 49 46,515
Community Health Systems, Inc.
(b)
5.63% , 03/15/27 .................. 115 107,089
6.00% , 01/15/29 .................. 70 61,775
4.75% , 02/15/31 .................. 108 84,913
10.88% , 01/15/32 ................. 63 65,570
Encompass Health Corp.
4.75% , 02/01/30 .................. 31 29,006
4.63% , 04/01/31 .................. 33 30,285
Fresenius SE & Co. KGaA, 5.00%, 11/28/29
(c)
EUR 600 676,879
HCA, Inc., 3.50%, 07/15/51 ............ USD 11,531 7,707,064
HealthEquity, Inc., 4.50%, 10/01/29
(b)
...... 51 47,669
LifePoint Health, Inc.
(b)
9.88% , 08/15/30 .................. 35 37,325
11.00% , 10/15/30 ................. 50 55,089
10.00% , 06/01/32 ................. 30 30,672
Molina Healthcare, Inc., 3.88%, 05/15/32
(b)
.. 70 60,655
Option Care Health, Inc., 4.38%, 10/31/29
(b)
.. 54 49,567
Surgery Center Holdings, Inc., 7.25%,
04/15/32
(b)
..................... 107 108,084
Tenet Healthcare Corp.
6.13% , 06/15/30 .................. 50 49,662
6.75% , 05/15/31 .................. 147 149,207
US Acute Care Solutions LLC, 9.75%,
05/15/29
(b)
..................... 29 28,559
9,510,543
Health Care Technology — 0.0%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
. 322 296,465
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP
(b)
7.25% , 07/15/28 .................. 67 69,283
4.50% , 02/15/29 .................. 44 41,264

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotel & Resort REITs (continued)
6.50% , 04/01/32 .................. USD 75 $ 75,005
RLJ Lodging Trust LP, 4.00%, 09/15/29
(b)
... 52 45,928
Service Properties Trust
8.63% , 11/15/31
(b)
................. 178 185,532
8.88% , 06/15/32 .................. 51 47,569
464,581
Hotels, Restaurants & Leisure — 0.8%
1011778 BC ULC
(b)
3.88% , 01/15/28 .................. 62 58,069
4.00% , 10/15/30 .................. 34 29,930
Allwyn Entertainment Financing UK plc, 7.25%,
04/30/30
(c)
..................... EUR 619 700,207
Aramark International Finance SARL, 3.13%,
04/01/25
(c)
..................... 100 105,890
Bertrand Franchise Finance SAS, (3-mo.
EURIBOR at 0.00% Floor + 3.75%), 7.49%,
07/18/30
(a) (c)
.................... 153 164,576
Boyd Gaming Corp., 4.75%, 12/01/27 ..... USD 43 41,386
Boyne USA, Inc., 4.75%, 05/15/29
(b)
...... 51 47,588
Caesars Entertainment, Inc.
(b)
8.13% , 07/01/27 .................. 39 39,793
4.63% , 10/15/29 .................. 16 14,668
7.00% , 02/15/30 .................. 184 187,989
6.50% , 02/15/32 .................. 77 77,378
Carnival Corp.
(b)
4.00% , 08/01/28 .................. 10 9,384
6.00% , 05/01/29 .................. 123 121,502
7.00% , 08/15/29 .................. 139 143,736
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(b)
..................... 262 283,637
Carnival plc, 1.00%, 10/28/29 .......... EUR 109 95,316
Cedar Fair LP, 6.50%, 10/01/28 ......... USD 28 28,034
Churchill Downs, Inc.
(b)
4.75% , 01/15/28 .................. 44 42,026
5.75% , 04/01/30 .................. 69 67,022
6.75% , 05/01/31 .................. 75 75,406
Codere New Holdco SA, 7.50%, 11/30/27
(c)
.. EUR 108 1,038
Fertitta Entertainment LLC
(b)
4.63% , 01/15/29 .................. USD 34 30,963
6.75% , 01/15/30 .................. 32 28,101
GLP Capital LP, 3.25%, 01/15/32 ........ 1,570 1,319,337
Haidilao International Holding Ltd., 2.15%,
01/14/26
(c)
..................... 200 189,000
Hilton Domestic Operating Co., Inc.
4.88% , 01/15/30 .................. 31 29,753
3.63% , 02/15/32
(b)
................. 29 25,096
6.13% , 04/01/32
(b)
................. 23 23,112
Hilton Grand Vacations Borrower Escrow LLC,
6.63%, 01/15/32
(b)
................ 27 27,126
International Game Technology plc, 2.38%,
04/15/28
(c)
..................... EUR 698 701,367
Life Time, Inc., 8.00%, 04/15/26
(b)
........ USD 42 42,494
Light & Wonder International, Inc.
(b)
7.25% , 11/15/29 .................. 43 43,916
7.50% , 09/01/31 .................. 20 20,665
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
..................... 54 55,515
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR +
3.63%), 7.34%, 07/01/29
(a) (c)
.......... EUR 120 128,514
Lottomatica SpA
(c)
5.38% , 06/01/30 .................. 100 108,241
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
7.05% , 06/01/31
(a)
............... 119 129,203
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
USD 69 64,968
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Meituan
(c)
0.00% , 04/27/27
(k) (m)
............... USD 300 $ 285,300
3.05% , 10/28/30 .................. 200 172,063
Melco Resorts Finance Ltd.
5.25% , 04/26/26
(c)
................. 333 321,761
5.75% , 07/21/28
(c)
................. 200 187,000
5.38% , 12/04/29
(b)
................. 200 179,599
7.63% , 04/17/32
(c)
................. 200 198,500
7.63% , 04/17/32
(b)
................. 200 198,500
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
..................... 51 47,506
NCL Corp. Ltd.
(b)
8.13% , 01/15/29 .................. 33 34,576
7.75% , 02/15/29 .................. 40 41,588
NCL Finance Ltd., 6.13%, 03/15/28
(b)
...... 24 23,701
Ontario Gaming GTA LP, 8.00%, 08/01/30
(b)
.. 18 18,473
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(b)
..................... 27 27,322
Premier Entertainment Sub LLC, 5.88%,
09/01/31
(b)
..................... 53 36,044
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(b)
..................... 38 41,041
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
.. 55 53,209
Royal Caribbean Cruises Ltd.
(b)
5.38% , 07/15/27 .................. 7 6,892
5.50% , 04/01/28 .................. 18 17,770
9.25% , 01/15/29 .................. 26 27,757
7.25% , 01/15/30 .................. 29 30,027
6.25% , 03/15/32 .................. 39 39,328
Sands China Ltd.
(d)
5.40% , 08/08/28 .................. 260 254,653
4.38% , 06/18/30 .................. 200 184,250
Scientific Games Holdings LP, 6.63%,
03/01/30
(b)
..................... 19 18,522
Six Flags Entertainment Corp.
(b)
7.25% , 05/15/31 .................. 88 89,594
6.63% , 05/01/32 .................. 10 10,162
Station Casinos LLC
(b)
4.63% , 12/01/31 .................. 49 43,674
6.63% , 03/15/32 .................. 21 20,897
Studio City Co. Ltd., 7.00%, 02/15/27
(c)
..... 200 199,688
Sunny Express Enterprises Corp., 2.63%,
04/23/25
(c)
..................... 200 195,240
Vail Resorts, Inc., 6.50%, 05/15/32
(b)
...... 41 41,490
Viking Cruises Ltd.
(b)
5.88% , 09/15/27 .................. 327 323,617
7.00% , 02/15/29 .................. 13 13,069
9.13% , 07/15/31 .................. 28 30,326
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
..................... 41 40,080
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
... 13 12,681
Wynn Macau Ltd.
4.88% , 10/01/24
(c)
................. 300 298,638
5.63% , 08/26/28
(b)
................. 200 187,200
Wynn Resorts Finance LLC
(b)
5.13% , 10/01/29 .................. 47 44,700
7.13% , 02/15/31 .................. 59 61,179
Yum! Brands, Inc., 4.75%, 01/15/30
(b)
...... 32 30,479
9,390,042
Household Durables — 0.8%
Ashton Woods USA LLC, 4.63%, 08/01/29
(b)
. 25 22,524
Beazer Homes USA, Inc., 7.50%, 03/15/31
(b)
. 10 9,979
Brookfield Residential Properties, Inc.
(b)
5.00% , 06/15/29 .................. 32 29,227
4.88% , 02/15/30 .................. 31 27,729

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables (continued)
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
USD 31 $ 31,741
Empire Communities Corp., 9.75%, 05/01/29
(b)
10 10,175
Five Point Operating Co. LP, 10.50%,
01/15/28
(b) (d)
.................... 840 857,981
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
..................... 33 32,272
LG Electronics, Inc.
(b)
5.63% , 04/24/27 .................. 792 794,475
5.63% , 04/24/29 .................. 242 244,193
LGI Homes, Inc., 8.75%, 12/15/28
(b)
....... 24 24,999
Mattamy Group Corp., 5.25%, 12/15/27
(b)
... 43 41,779
Meritage Homes Corp., 1.75%, 05/15/28
(b) (k)
.. 3 2,979
New Home Co., Inc. (The), 9.25%, 10/01/29
(b)
25 25,061
Newell Brands, Inc., 7.00%, 04/01/46
(d)
..... 8,142 6,589,811
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
... 14 14,612
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(b)
..................... 69 66,074
Tempur Sealy International, Inc., 3.88%,
10/15/31
(b)
..................... 43 35,944
TRI Pointe Homes, Inc., 5.25%, 06/01/27 ... 2 1,951
8,863,506
Household Products — 0.0%
Central Garden & Pet Co., 5.13%, 02/01/28 .. 9 8,753
Kronos Acquisition Holdings, Inc., 8.25%,
06/30/31
(b)
..................... 7 7,007
Spectrum Brands, Inc.
(b)
3.38% , 06/01/29
(k)
................. 23 22,149
3.88% , 03/15/31 .................. 8 6,686
44,595
Independent Power and Renewable Electricity Producers — 0.1%
AES Andes SA
(b)
6.30% , 03/15/29 .................. 275 275,522
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.84%), 8.15% ,
06/10/55
(a)
.................... 495 494,010
AES Corp. (The), (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.20%), 7.60%, 01/15/55
(a)
........... 33 33,408
Calpine Corp.
(b)
5.13% , 03/15/28 .................. 43 41,355
4.63% , 02/01/29 .................. 16 14,845
5.00% , 02/01/31 .................. 17 15,866
Clearway Energy Operating LLC
(b)
4.75% , 03/15/28 .................. 50 47,776
3.75% , 01/15/32 .................. 52 44,211
NextEra Energy Partners LP
(b)(k)
0.00% , 11/15/25
(m)
................. 12 10,836
2.50% , 06/15/26 .................. 55 50,188
Talen Energy Supply LLC, 8.63%, 06/01/30
(b)
. 22 23,457
TransAlta Corp., 7.75%, 11/15/29 ........ 44 45,915
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(a) (b) (i)
.................... 21 21,179
1,118,568
Industrial Conglomerates — 0.2%
CK Hutchison International 23 Ltd., 4.75%,
04/21/28
(c)
..................... 200 197,342
CK Hutchison International 24 Ltd., 5.50%,
04/26/34
(c)
..................... 200 199,858
EMRLD Borrower LP
(b)
6.38% , 12/15/30 .................. EUR 100 111,111
6.63% , 12/15/30 .................. USD 246 247,919
6.75% , 07/15/31 .................. 25 25,313
Security
Par (000)
Par (000) Value
Industrial Conglomerates (continued)
GEMS MENASA Cayman Ltd., 7.13%,
07/31/26
(b)
..................... USD 464 $ 461,100
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(b)
..................... 109 112,871
Sisecam UK plc
(b)
8.25% , 05/02/29 .................. 638 647,370
8.63% , 05/02/32 .................. 538 547,247
2,550,131
Insurance — 1.1%
Acrisure LLC, 7.50%, 11/06/30
(b)
......... 30 30,021
Alliant Holdings Intermediate LLC
(b)
4.25% , 10/15/27 .................. 133 124,532
6.75% , 10/15/27 .................. 211 208,122
6.75% , 04/15/28 .................. 192 192,305
5.88% , 11/01/29 .................. 83 77,667
AmWINS Group, Inc.
(b)
6.38% , 02/15/29 .................. 17 17,046
4.88% , 06/30/29 .................. 45 41,862
Aon North America, Inc., 5.75%, 03/01/54 ... 5,955 5,824,319
Ardonagh Finco Ltd., 6.88%, 02/15/31
(c)
.... EUR 220 229,327
AssuredPartners, Inc., 7.50%, 02/15/32
(b)
... USD 44 44,166
AXA SA, (5-Year EURIBOR ICE Swap Rate +
3.84%), 6.38%
(a) (c) (i)
............... EUR 315 344,592
Baldwin Insurance Group Holdings LLC, 7.13%,
05/15/31
(b)
..................... USD 9 9,105
China Life Insurance Overseas Co. Ltd.,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.23%), 5.35%,
08/15/33
(a) (c)
.................... 200 201,536
China Ping An Insurance Overseas Holdings
Ltd., 6.13%, 05/16/34
(c)
............. 200 202,750
Credit Agricole Assurances SA, (5-Year
EURIBOR ICE Swap Rate + 2.65%), 2.63%,
01/29/48
(a) (c)
.................... EUR 700 698,112
FWD Group Holdings Ltd., 7.64%, 07/02/31
(c)
. USD 400 406,220
Galaxy Bidco Ltd., 6.50%, 07/31/26
(c)
...... GBP 249 310,039
Howden UK Refinance plc
(b)
7.25% , 02/15/31 .................. USD 197 195,527
8.13% , 02/15/32 .................. 109 108,291
HUB International Ltd.
(b)
7.25% , 06/15/30 .................. 387 396,726
7.38% , 01/31/32 .................. 422 427,942
Jones Deslauriers Insurance Management,
Inc.
(b)
8.50% , 03/15/30 .................. 39 40,672
10.50% , 12/15/30 ................. 34 36,511
Mapfre SA, (3-mo. EURIBOR + 4.30%), 4.13%,
09/07/48
(a) (c)
.................... EUR 700 736,651
NN Group NV, (3-mo. EURIBOR + 4.00%),
6.00%, 11/03/43
(a) (c)
............... 619 715,637
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(b)
USD 335 338,830
Phoenix Group Holdings plc, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.19%), 8.50%
(a) (c) (i)
......... 200 196,756
Ryan Specialty LLC, 4.38%, 02/01/30
(b)
.... 25 23,154
Swiss Re Finance UK plc, (1-Year EUR Swap
Annual + 3.75%), 2.71%, 06/04/52
(a) (c)
.... EUR 700 662,043
Tongyang Life Insurance Co. Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.98%), 5.25%
(a) (c) (i)
......... USD 200 195,020
UnipolSai Assicurazioni SpA, 4.90%, 05/23/34
(c)
EUR 100 105,451
USI, Inc., 7.50%, 01/15/32
(b)
........... USD 45 45,704
ZhongAn Online P&C Insurance Co. Ltd.,
3.13%, 07/16/25
(c)
................ 200 193,375
13,380,011

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interactive Media & Services — 0.1%
Tencent Holdings Ltd.
(c)
1.81% , 01/26/26 .................. USD 200 $ 189,625
2.39% , 06/03/30 .................. 200 171,786
Weibo Corp., 3.50%, 07/05/24 .......... 400 399,880
761,291
IT Services — 0.1%
Boost Newco Borrower LLC, 7.50%, 01/15/31
(b)
200 208,531
Central Parent LLC, 8.00%, 06/15/29
(b)
..... 105 106,611
Engineering - Ingegneria Informatica - SpA,
11.13%, 05/15/28
(c)
............... EUR 247 272,730
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
USD 65 66,596
Twilio, Inc., 3.88%, 03/15/31 ........... 44 38,697
Wipro IT Services LLC, 1.50%, 06/23/26
(c)
... 200 185,436
878,601
Leisure Products — 0.0%
Acushnet Co., 7.38%, 10/15/28
(b)
........ 24 24,871
Amer Sports Co., 6.75%, 02/16/31
(b)
...... 34 33,782
Mattel, Inc., 6.20%, 10/01/40 ........... 34 33,513
92,166
Life Sciences Tools & Services — 0.0%
(b)
Fortrea Holdings, Inc., 7.50%, 07/01/30 .... 32 31,795
Star Parent, Inc., 9.00%, 10/01/30 ........ 133 139,636
171,431
Machinery — 0.2%
Alstom SA, (5-Year EURIBOR ICE Swap Rate +
2.93%), 5.87%
(a) (c) (i)
............... EUR 100 108,605
Boels Topholding BV, 5.75%, 05/15/30
(c)
.... 214 232,163
Chart Industries, Inc.
(b)
7.50% , 01/01/30 .................. USD 90 93,003
9.50% , 01/01/31 .................. 30 32,504
CSSC Capital 2015 Ltd., 2.50%, 02/13/25
(c)
.. 300 293,688
Esab Corp., 6.25%, 04/15/29
(b)
.......... 30 30,180
GrafTech Global Enterprises, Inc., 9.88%,
12/15/28
(b)
..................... 41 30,220
IMA Industria Macchine Automatiche SpA,
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
7.65%, 04/15/29
(a) (c)
............... EUR 213 229,800
Madison IAQ LLC, 5.88%, 06/30/29
(b)
...... USD 66 61,406
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
59 54,019
Nova Alexandre III SAS, (3-mo. EURIBOR at
0.00% Floor + 5.25%), 9.11%, 07/15/29
(a) (c)
. EUR 120 128,193
OT Merger Corp., 7.88%, 10/15/29
(b)
...... USD 63 28,350
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(b)
..................... 44 40,490
SK Battery America, Inc., 4.88%, 01/23/27
(c)
.. 230 227,235
Terex Corp., 5.00%, 05/15/29
(b)
......... 12 11,387
TK Elevator Holdco GmbH, 6.63%, 07/15/28
(c)
EUR 90 92,795
TK Elevator Midco GmbH, 4.38%, 07/15/27
(c)
. 200 206,447
Wabash National Corp., 4.50%, 10/15/28
(b)
.. USD 46 41,392
1,941,877
Media — 0.8%
Altice Financing SA, 5.75%, 08/15/29
(b)
..... 200 145,211
Cable One, Inc.
0.00% , 03/15/26
(k) (m)
............... 49 42,875
1.13% , 03/15/28
(k)
................. 30 22,269
4.00% , 11/15/30
(b)
................. 29 21,644
Charter Communications Operating LLC
5.13% , 07/01/49 .................. 1,000 767,601
3.70% , 04/01/51 .................. 2,410 1,465,502
4.40% , 12/01/61 .................. 5,750 3,750,578
Clear Channel Outdoor Holdings, Inc.
(b)
5.13% , 08/15/27 .................. 81 77,354
7.75% , 04/15/28 .................. 101 88,375
Security
Par (000)
Par (000) Value
Media (continued)
9.00% , 09/15/28 .................. USD 109 $ 114,118
7.88% , 04/01/30 .................. 115 115,753
CMG Media Corp., 8.88%, 12/15/27
(b)
..... 51 29,087
Comcast Corp.
3.75% , 04/01/40 .................. 910 740,256
4.05% , 11/01/52 .................. 260 201,358
2.94% , 11/01/56 .................. 448 270,240
CSC Holdings LLC, 11.75%, 01/31/29
(b)
.... 200 170,571
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
.. 74 69,603
DISH DBS Corp.
(b)
5.25% , 12/01/26 .................. 96 75,724
5.75% , 12/01/28 .................. 26 18,026
DISH Network Corp., 11.75%, 11/15/27
(b)
... 128 125,504
EquipmentShare.com, Inc., 8.63%, 05/15/32
(b)
11 11,406
GCI LLC, 4.75%, 10/15/28
(b)
........... 43 39,250
Gray Television, Inc.
(b)
7.00% , 05/15/27 .................. 38 34,987
10.50% , 07/15/29 ................. 50 50,269
Lamar Media Corp., 4.00%, 02/15/30 ...... 4 3,626
Midcontinent Communications, 5.38%,
08/15/27
(b)
..................... 44 42,240
Outfront Media Capital LLC
(b)
4.25% , 01/15/29 .................. 95 86,623
4.63% , 03/15/30 .................. 49 44,122
7.38% , 02/15/31 .................. 34 35,384
Radiate Holdco LLC
(b)
4.50% , 09/15/26 .................. 33 25,146
6.50% , 09/15/28 .................. 36 17,842
Sirius XM Radio, Inc.
(b)
3.13% , 09/01/26 .................. 35 32,929
5.00% , 08/01/27 .................. 70 67,006
4.00% , 07/15/28 .................. 26 23,487
Stagwell Global LLC, 5.63%, 08/15/29
(b)
.... 46 42,486
Tele Columbus AG, 10.00%, 01/01/29
(a) (c)
... EUR 312 238,444
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................ USD 200 189,434
Univision Communications, Inc.
(b)
6.63% , 06/01/27 .................. 52 49,782
8.00% , 08/15/28 .................. 89 86,795
7.38% , 06/30/30 .................. 45 41,858
8.50% , 07/31/31 .................. 51 49,538
9,524,303
Metals & Mining — 0.5%
ABJA Investment Co. Pte. Ltd.
(c)
5.95% , 07/31/24 .................. 213 212,453
5.45% , 01/24/28 .................. 200 198,500
Anglo American Capital plc, 4.75%, 09/21/32
(c)
EUR 627 695,652
AngloGold Ashanti Holdings plc, 3.38%,
11/01/28 ...................... USD 472 424,800
Arsenal AIC Parent LLC
(b)
8.00% , 10/01/30 .................. 22 23,087
11.50% , 10/01/31 ................. 133 148,830
ATI, Inc.
5.88% , 12/01/27 .................. 23 22,694
7.25% , 08/15/30 .................. 19 19,613
5.13% , 10/01/31 .................. 57 52,687
Carpenter Technology Corp., 7.63%, 03/15/30 31 31,915
Chinalco Capital Holdings Ltd., 2.13%,
06/03/26
(c)
..................... 300 281,812
Constellium SE, 4.25%, 02/15/26
(c)
....... EUR 100 106,452
ERO Copper Corp., 6.50%, 02/15/30
(b)
..... USD 56 54,036
Freeport Indonesia PT, 4.76%, 04/14/27
(b)
... 341 333,791
Freeport-McMoRan, Inc., 5.45%, 03/15/43 .. 260 246,956
Kaiser Aluminum Corp.
(b)
4.63% , 03/01/28 .................. 32 29,941

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
4.50% , 06/01/31 .................. USD 105 $ 92,982
Metinvest BV, 7.65%, 10/01/27
(c)
......... 226 156,119
Mineral Resources Ltd., 9.25%, 10/01/28
(b)
.. 10 10,495
Minmetals Bounteous Finance BVI Ltd., 4.20%,
07/27/26
(c)
..................... 200 194,875
New Gold, Inc., 7.50%, 07/15/27
(b)
....... 70 70,447
Novelis Corp.
(b)
3.25% , 11/15/26 .................. 99 93,159
4.75% , 01/30/30 .................. 99 91,843
3.88% , 08/15/31 .................. 10 8,658
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(c)
EUR 100 100,669
POSCO
4.88% , 01/23/27
(c)
................. USD 250 246,825
5.75% , 01/17/28
(b)
................. 365 369,334
5.88% , 01/17/33
(b)
................. 200 204,688
POSCO Holdings, Inc., 2.50%, 01/17/25
(c)
... 300 294,744
Samarco Mineracao SA, 9.00%, (9.00% Cash
or 9.00% PIK), 06/30/31
(c) (j)
.......... 371 344,119
Vale Overseas Ltd., 6.40%, 06/28/54 ...... 330 326,601
Vedanta Resources Finance II plc, 13.88%,
12/09/28
(c) (d)
.................... 169 162,086
5,650,863
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Ladder Capital Finance Holdings LLLP
4.25% , 02/01/27 .................. 18 17,048
7.00% , 07/15/31 .................. 25 25,219
Starwood Property Trust, Inc.
4.38% , 01/15/27 .................. 27 25,563
7.25% , 04/01/29 .................. 19 19,203
87,033
Multi-Utilities — 0.4%
(a)
A2A SpA, (5-Year EURIBOR ICE Swap Rate +
2.26%), 5.00%
(c) (i)
................ EUR 175 185,776
Centrica plc, (5-Year U.K. Government Bonds
Note Generic Bid Yield + 2.51%), 6.50%,
05/21/55
(c)
..................... GBP 100 127,674
Dominion Energy, Inc.
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.51%),
7.00% , 06/01/54 ................ USD 3,830 3,984,977
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.39%),
6.88% , 02/01/55 ................ 33 33,688
Engie SA, (5-Year EUR Swap Annual + 1.94%),
4.75%
(c) (i)
..................... EUR 100 106,400
4,438,515
Oil, Gas & Consumable Fuels — 2.7%
3R Lux SARL, 9.75%, 02/05/31
(b)
........ USD 556 583,772
Aethon United BR LP, 8.25%, 02/15/26
(b)
.... 56 56,612
Antero Midstream Partners LP
(b)
5.38% , 06/15/29 .................. 55 53,315
6.63% , 02/01/32 .................. 6 6,054
Ascent Resources Utica Holdings LLC
(b)
9.00% , 11/01/27 .................. 72 89,152
5.88% , 06/30/29 .................. 13 12,705
Baytex Energy Corp., 8.50%, 04/30/30
(b)
.... 29 30,328
BP Capital Markets plc, (5-Year EUR Swap
Annual + 3.78%), 3.63%
(a) (c) (i)
......... EUR 696 713,703
Buckeye Partners LP
6.88% , 07/01/29
(b)
................. USD 11 11,041
5.85% , 11/15/43 .................. 34 29,178
Cheniere Corpus Christi Holdings LLC, 5.13%,
06/30/27 ...................... 500 499,165
Chesapeake Energy Corp., 5.88%, 02/01/29
(b)
17 16,829
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
CITGO Petroleum Corp.
(b)
7.00% , 06/15/25 .................. USD 68 $ 67,981
8.38% , 01/15/29 .................. 71 73,181
Civitas Resources, Inc.
(b)
8.63% , 11/01/30 .................. 83 88,994
8.75% , 07/01/31 .................. 50 53,548
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
63 56,773
CNX Resources Corp., 7.38%, 01/15/31
(b)
... 27 27,605
Comstock Resources, Inc.
(b)
6.75% , 03/01/29 .................. 16 15,383
5.88% , 01/15/30 .................. 90 83,747
Cosan Luxembourg SA, 7.25%, 06/27/31
(b)
.. 405 408,645
Crescent Energy Finance LLC
(b)
7.63% , 04/01/32 .................. 47 47,902
7.38% , 01/15/33 .................. 43 43,093
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
25 26,242
Diamondback Energy, Inc., 6.25%, 03/15/33 . 4,540 4,748,404
DT Midstream, Inc., 4.13%, 06/15/29
(b)
..... 47 43,421
EIG Pearl Holdings SARL, 3.55%, 08/31/36
(b)
. 662 568,906
Enbridge, Inc.
6.70% , 11/15/53 .................. 4,750 5,186,763
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 7.20% ,
06/27/54
(a)
.................... 25 25,150
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.12%), 7.38% ,
03/15/55
(a)
.................... 25 25,050
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.43%), 8.50% ,
01/15/84
(a)
.................... 23 24,795
Encino Acquisition Partners Holdings LLC,
8.75%, 05/01/31
(b)
................ 26 27,110
Energean Israel Finance Ltd., 8.50%,
09/30/33
(b) (c)
.................... 333 315,156
Energy Transfer LP
Series B , (3-mo. LIBOR USD + 4.16%),
6.63%
(a) (i)
..................... 13 12,616
5.75% , 02/15/33 .................. 1,925 1,944,825
5.15% , 02/01/43 .................. 150 131,278
5.30% , 04/15/47 .................. 721 636,828
5.00% , 05/15/50 .................. 1,060 899,745
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.02%), 8.00% ,
05/15/54
(a)
.................... 70 73,219
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.83%), 7.13% ,
10/01/54
(a)
.................... 36 35,517
Eni SpA, Series NC9, (5-Year EUR Swap
Annual + 2.77%), 2.75%
(a) (c) (i)
......... EUR 749 711,901
Enterprise Products Operating LLC
4.80% , 02/01/49 .................. USD 320 283,813
3.95% , 01/31/60 .................. 320 233,722
EQM Midstream Partners LP
(b)
6.38% , 04/01/29 .................. 40 40,404
7.50% , 06/01/30 .................. 31 33,083
4.75% , 01/15/31 .................. 30 28,051
FTAI Infra Escrow Holdings LLC, 10.50%,
06/01/27
(b)
..................... 41 43,409
Genesis Energy LP
7.75% , 02/01/28 .................. 30 30,318
8.25% , 01/15/29 .................. 20 20,647
8.88% , 04/15/30 .................. 23 24,194
7.88% , 05/15/32 .................. 41 41,391
Gran Tierra Energy, Inc., 9.50%, 10/15/29
(b)
.. 359 342,666
Greenko Dutch BV, 3.85%, 03/29/26
(c)
..... 182 171,819
Harvest Midstream I LP, 7.50%, 05/15/32
(b)
.. 25 25,384

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Hess Midstream Operations LP, 6.50%,
06/01/29
(b)
..................... USD 29 $ 29,399
Hilcorp Energy I LP
(b)
6.25% , 11/01/28 .................. 27 26,666
5.75% , 02/01/29 .................. 87 84,187
6.00% , 04/15/30 .................. 4 3,864
8.38% , 11/01/33 .................. 30 31,973
6.88% , 05/15/34 .................. 38 37,589
ITT Holdings LLC, 6.50%, 08/01/29
(b)
...... 72 65,232
Kinetik Holdings LP
(b)
6.63% , 12/15/28 .................. 25 25,399
5.88% , 06/15/30 .................. 23 22,664
Kosmos Energy Ltd., 7.50%, 03/01/28
(c)
.... 343 327,243
Leviathan Bond Ltd., 6.75%, 06/30/30
(b) (c)
... 129 115,308
Matador Resources Co.
(b)
6.88% , 04/15/28 .................. 75 76,128
6.50% , 04/15/32 .................. 34 34,002
MC Brazil Downstream Trading SARL, 7.25%,
06/30/31
(c)
..................... 347 307,203
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/29
(b)
250 261,563
MPLX LP
4.95% , 03/14/52 .................. 5,499 4,661,419
5.65% , 03/01/53 .................. 930 874,993
Murphy Oil Corp., 5.88%, 12/01/42
(d)
...... 16 14,189
New Fortress Energy, Inc.
(b)
6.75% , 09/15/25 .................. 36 34,947
8.75% , 03/15/29 .................. 72 65,726
Northern Oil & Gas, Inc.
(b)
8.13% , 03/01/28 .................. 85 85,959
8.75% , 06/15/31 .................. 63 66,105
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
... 26 26,617
Permian Resources Operating LLC, 8.00%,
04/15/27
(b)
..................... 48 49,077
Petronas Energy Canada Ltd., 2.11%,
03/23/28
(c)
..................... 200 179,768
Pluspetrol Camisea SA, 6.24%, 07/03/36
(b)
.. 350 349,190
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
..... 23 23,705
Raizen Fuels Finance SA
(b)
6.45% , 03/05/34 .................. 465 471,626
6.95% , 03/05/54 .................. 200 203,000
Reliance Industries Ltd., 2.88%, 01/12/32
(c)
.. 250 212,548
Repsol International Finance BV, (5-Year EUR
Swap Annual + 2.77%), 2.50%
(a) (c) (i)
..... EUR 699 711,726
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
.. USD 47 43,994
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
..................... 31 29,183
Saturn Oil & Gas, Inc., 9.63%, 06/15/29
(b)
... 23 23,215
SierraCol Energy Andina LLC, 6.00%,
06/15/28
(c)
..................... 200 178,563
Sitio Royalties Operating Partnership LP,
7.88%, 11/01/28
(b)
................ 44 45,495
SM Energy Co., 6.50%, 07/15/28 ........ 7 6,940
Southwestern Energy Co., 5.38%, 02/01/29 .. 25 24,300
Sunoco LP, 5.88%, 03/15/28 ........... 36 35,843
Tallgrass Energy Partners LP
(b)
6.00% , 03/01/27 .................. 31 30,554
5.50% , 01/15/28 .................. 36 34,442
7.38% , 02/15/29 .................. 27 27,132
6.00% , 12/31/30 .................. 2 1,863
6.00% , 09/01/31 .................. 20 18,691
Talos Production, Inc.
(b)
9.00% , 02/01/29 .................. 22 23,090
9.38% , 02/01/31 .................. 42 44,344
Var Energi ASA, (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86%, 11/15/83
(a) (c)
..... EUR 614 713,456
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Venture Global Calcasieu Pass LLC, 3.88%,
08/15/29
(b)
..................... USD 178 $ 162,112
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
... 29 28,502
Vital Energy, Inc.
9.75% , 10/15/30 .................. 24 26,205
7.88% , 04/15/32
(b)
................. 86 87,427
Wintershall Dea Finance BV, 1.82%, 09/25/31
(c)
EUR 800 721,118
31,610,017
Paper & Forest Products — 0.0%
(c)
Fiber Bidco SpA
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
7.91% , 01/15/30
(a)
............... 100 108,167
6.13% , 06/15/31 .................. 122 129,349
ProGroup AG
5.13% , 04/15/29 .................. 100 107,376
5.38% , 04/15/31 .................. 100 106,324
451,216
Passenger Airlines — 0.1%
Air Canada, 3.88%, 08/15/26
(b)
.......... USD 32 30,438
Air France-KLM, 4.63%, 05/23/29
(c)
....... EUR 100 105,468
American Airlines, Inc.
(b)
5.75% , 04/20/29 .................. USD 13 12,450
8.50% , 05/15/29 .................. 51 52,987
Azul Secured Finance LLP, 11.93%, 08/28/28
(b)
299 290,123
Singapore Airlines Ltd., 3.00%, 07/20/26
(c)
... 200 190,483
United Airlines, Inc., 4.63%, 04/15/29
(b)
..... 34 31,665
713,614
Personal Care Products — 0.0%
Coty, Inc.
4.50% , 05/15/27
(c)
................. EUR 100 107,898
4.75% , 01/15/29
(b)
................. USD 6 5,703
6.63% , 07/15/30
(b)
................. 26 26,385
Prestige Brands, Inc., 3.75%, 04/01/31
(b)
.... 26 22,629
162,615
Pharmaceuticals — 0.3%
1375209 BC Ltd., 9.00%, 01/30/28
(b)
...... 32 30,771
Bausch Health Cos., Inc., 11.00%, 09/30/28
(b)
. 52 46,280
Bayer AG, (5-Year EUR Swap Annual + 4.46%),
5.38%, 03/25/82
(a) (c)
............... EUR 700 713,231
Bayer US Finance LLC, 6.88%, 11/21/53
(b)
.. USD 745 765,363
Catalent Pharma Solutions, Inc.
(b)
5.00% , 07/15/27 .................. 29 28,436
3.13% , 02/15/29 .................. 78 74,652
3.50% , 04/01/30 .................. 13 12,445
Endo Finance Holdings, Inc., 8.50%, 04/15/31
(b)
35 36,119
Merck KGaA, (5-Year EURIBOR ICE Swap
Rate + 2.94%), 2.88%, 06/25/79
(a) (c)
..... EUR 700 704,985
Teva Pharmaceutical Finance Netherlands II
BV, 7.88%, 09/15/31 .............. 581 715,555
Teva Pharmaceutical Finance Netherlands III
BV, 3.15%, 10/01/26 .............. USD 174 163,560
3,291,397
Professional Services — 0.0%
(b)
CoreLogic, Inc., 4.50%, 05/01/28 ........ 103 93,462
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 74 68,733
KBR, Inc., 4.75%, 09/30/28 ............ 49 45,570
Science Applications International Corp.,
4.88%, 04/01/28 ................. 50 47,716
255,481
Real Estate Management & Development — 0.4%
ADLER Real Estate AG, 3.00%, 04/27/26
(c)
.. EUR 100 96,372
Anywhere Real Estate Group LLC
Series AI , 7.00% , 04/15/30 ........... USD 28 23,222

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
7.00% , 04/15/30
(b)
................. USD 28 $ 22,678
Aroundtown SA, 1.63%, 01/31/28
(c)
....... EUR 800 748,517
Cushman & Wakefield US Borrower LLC
(b)
6.75% , 05/15/28 .................. USD 12 11,912
8.88% , 09/01/31 .................. 43 45,238
Fantasia Holdings Group Co. Ltd.
(c)(e)(l)
12.25% , 10/18/22 ................. 755 10,193
7.95% , 07/05/24 .................. 750 7,500
15.00% , 12/18/24 ................. 200 2,000
10.88% , 01/09/25 ................. 330 4,785
11.75% , 04/17/25 ................. 5,280 52,800
Fastighets AB Balder, 1.25%, 01/28/28
(c)
.... EUR 790 737,360
Heimstaden Bostad Treasury BV, 1.38%,
03/03/27
(c)
..................... 779 723,421
Howard Hughes Corp. (The), 4.38%, 02/01/31
(b)
USD 35 30,137
JGC Ventures Pte. Ltd.
(c)(j)
5.00% , ( 5.00 % Cash or 3.00 % PIK),
06/30/25
(e) (l)
................... 1,792 528,960
5.00% , ( 5.00 % Cash or 5.00 % PIK),
06/30/25 ..................... 112 53,785
LEG Immobilien SE, 0.75%, 06/30/31
(c)
.... EUR 800 681,553
Longfor Group Holdings Ltd., 3.38%, 04/13/27
(c)
USD 200 161,074
MAF Global Securities Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.54%), 6.38%
(a) (c) (i)
......... 280 275,485
Sinochem Offshore Capital Co. Ltd., 2.38%,
09/23/31
(c)
..................... 250 205,760
Vonovia SE, 0.50%, 09/14/29
(c)
......... EUR 800 721,987
5,144,739
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
..................... USD 50 46,533
Link Finance Cayman 2009 Ltd. (The), 2.88%,
07/21/26
(c)
..................... 200 190,375
236,908
Semiconductors & Semiconductor Equipment — 0.7%
Broadcom, Inc.
(b)
1.95% , 02/15/28 .................. 2,662 2,382,914
3.75% , 02/15/51 .................. 5,000 3,723,487
Entegris, Inc., 4.75%, 04/15/29
(b)
........ 52 49,751
Infineon Technologies AG, (5-Year EUR Swap
Annual + 4.00%), 3.63%
(a) (c) (i)
......... EUR 700 725,229
MKS Instruments, Inc., 1.25%, 06/01/30
(b) (k)
.. USD 28 29,811
NXP BV, 4.40%, 06/01/27 ............. 1,405 1,374,076
Synaptics, Inc., 4.00%, 06/15/29
(b)
........ 47 42,588
8,327,856
Software — 0.8%
Boxer Parent Co., Inc.
(b)
7.13% , 10/02/25 .................. 64 64,048
9.13% , 03/01/26 .................. 74 74,058
Camelot Finance SA, 4.50%, 11/01/26
(b)
.... 49 47,369
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
.. 64 66,093
Central Parent, Inc., 7.25%, 06/15/29
(b)
..... 12 11,941
Clarivate Science Holdings Corp.
(b)
3.88% , 07/01/28 .................. 119 110,525
4.88% , 07/01/29 .................. 86 79,813
Cloud Software Group, Inc.
(b)
6.50% , 03/31/29 .................. 542 520,490
9.00% , 09/30/29 .................. 166 161,057
8.25% , 06/30/32 .................. 216 220,157
Dye & Durham Ltd., 8.63%, 04/15/29
(b)
..... 13 13,187
Elastic NV, 4.13%, 07/15/29
(b)
.......... 51 46,566
Fair Isaac Corp., 4.00%, 06/15/28
(b)
....... 45 42,093
Security
Par (000)
Par (000) Value
Software (continued)
Helios Software Holdings, Inc., 7.88%,
05/01/29
(c)
..................... EUR 177 $ 189,752
McAfee Corp., 7.38%, 02/15/30
(b)
........ USD 77 71,137
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
..... 61 59,125
Oracle Corp.
3.95% , 03/25/51 .................. 8,055 5,955,668
5.55% , 02/06/53 .................. 1,335 1,263,116
PTC, Inc., 4.00%, 02/15/28
(b)
........... 7 6,588
Sabre GLBL, Inc.
(b)
8.63% , 06/01/27 .................. 70 64,489
11.25% , 12/15/27 ................. 6 5,832
SS&C Technologies, Inc.
(b)
5.50% , 09/30/27 .................. 94 92,563
6.50% , 06/01/32 .................. 78 78,678
UKG, Inc., 6.88%, 02/01/31
(b)
........... 332 336,160
Veritas US, Inc., 7.50%, 09/01/25
(b)
....... 50 43,237
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
88 79,905
9,703,647
Specialized REITs — 0.7%
American Tower Corp., 0.95%, 10/05/30 .... EUR 786 702,895
Equinix, Inc., 1.80%, 07/15/27 .......... USD 7,864 7,105,489
Iron Mountain, Inc., 7.00%, 02/15/29
(b)
..... 62 63,091
SBA Communications Corp.
3.88% , 02/15/27 .................. 38 36,215
3.13% , 02/01/29 .................. 68 60,625
7,968,315
Specialty Retail — 0.6%
Asbury Automotive Group, Inc.
4.50% , 03/01/28 .................. 5 4,738
5.00% , 02/15/32
(b)
................. 33 29,898
Carvana Co.
(b)(j)
13.00% , ( 13.00 % Cash or 13.00 % PIK),
06/01/30 ..................... 27 29,263
14.00% , ( 14.00 % Cash or 14.00 % PIK),
06/01/31 ..................... 74 82,586
CD&R Firefly Bidco plc, 8.63%, 04/30/29
(c)
.. GBP 132 168,989
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(b)
USD 24 24,818
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
... 34 31,465
Lowe's Cos., Inc.
3.00% , 10/15/50 .................. 4,146 2,592,517
5.63% , 04/15/53 .................. 3,910 3,785,933
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
................ 19 18,668
Staples, Inc., 10.75%, 09/01/29
(b)
........ 25 23,758
Velocity Vehicle Group LLC, 8.00%, 06/01/29
(b)
15 15,428
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
... 216 208,416
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b) (j)
............ 108 108,003
7,124,480
Technology Hardware, Storage & Peripherals — 0.0%
Seagate HDD Cayman, 8.50%, 07/15/31
(b)
.. 109 117,396
Textiles, Apparel & Luxury Goods — 0.0%
Crocs, Inc., 4.25%, 03/15/29
(b)
.......... 48 43,751
European TopSoho SARL, Series SMCP,
4.00%, 10/14/24
(c) (e) (k) (l)
............. EUR 1,100 274,308
Hanesbrands, Inc.
(b)
4.88% , 05/15/26 .................. USD 46 45,002
9.00% , 02/15/31 .................. 2 2,095
Kontoor Brands, Inc., 4.13%, 11/15/29
(b)
.... 48 43,452
Levi Strauss & Co., 3.50%, 03/01/31
(b)
..... 34 29,412
438,020

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Tobacco — 1.0%
Altria Group, Inc., 4.40%, 02/14/26 ....... USD 63 $ 61,972
BAT Capital Corp., 2.26%, 03/25/28 ...... 12,726 11,402,098
11,464,070
Trading Companies & Distributors — 0.1%
Beacon Roofing Supply, Inc.
(b)
4.13% , 05/15/29 .................. 21 19,131
6.50% , 08/01/30 .................. 28 28,252
BOC Aviation Ltd., 2.63%, 01/17/25
(c)
...... 200 196,778
Fortress Transportation & Infrastructure
Investors LLC
(b)
5.50% , 05/01/28 .................. 49 47,508
7.88% , 12/01/30 .................. 53 55,445
7.00% , 05/01/31 .................. 207 211,483
7.00% , 06/15/32 .................. 70 70,990
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
..................... 24 21,299
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
..................... 28 25,264
Herc Holdings, Inc.
(b)
5.50% , 07/15/27 .................. 70 68,904
6.63% , 06/15/29 .................. 31 31,435
Imola Merger Corp., 4.75%, 05/15/29
(b)
..... 45 42,068
United Rentals North America, Inc., 6.13%,
03/15/34
(b)
..................... 20 19,927
WESCO Distribution, Inc.
(b)
7.25% , 06/15/28 .................. 4 4,072
6.38% , 03/15/29 .................. 26 26,094
6.63% , 03/15/32 .................. 26 26,273
894,923
Transportation Infrastructure — 0.1%
HPHT Finance 21 II Ltd., 1.50%, 09/17/26
(c)
.. 300 275,063
Rand Parent LLC, 8.50%, 02/15/30
(b)
...... 3 3,037
SGL Group ApS, (3-mo. EURIBOR at 0.00%
Floor + 4.75%), 8.65%, 04/22/30
(a)
...... EUR 124 134,123
Shanghai Port Group BVI Development Co.
Ltd., 1.50%, 07/13/25
(c)
............. USD 200 191,875
604,098
Wireless Telecommunication Services — 0.7%
Bharti Airtel Ltd., 4.38%, 06/10/25
(c)
....... 200 197,666
Globe Telecom, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.53%), 4.20%
(a) (c) (i)
............... 200 192,188
Kenbourne Invest SA
(e)(l)
6.88% , 11/26/24
(b)
................. 11 4,675
4.70% , 01/22/28
(c)
................. 200 84,000
Liberty Costa Rica Senior Secured Finance,
10.88%, 01/15/31
(b)
............... 271 287,429
Millicom International Cellular SA, 7.38%,
04/02/32
(b)
..................... 280 279,160
SoftBank Group Corp.
(c)
5.38% , 01/08/29 .................. EUR 558 597,590
5.75% , 07/08/32 .................. 381 408,032
T-Mobile USA, Inc.
2.05% , 02/15/28 .................. USD 1,922 1,726,345
5.05% , 07/15/33 .................. 3,500 3,424,078
VF Ukraine PAT, 6.20%, 02/11/25
(c)
....... 228 201,780
Vodafone Group plc, (5-Year EUR Swap Annual
+ 3.43%), 4.20%, 10/03/78
(a) (c)
........ EUR 670 706,109
8,109,052
Total Corporate Bonds — 37 .3%
(Cost: $ 462,233,210 ) .............................. 440,803,529
Security
Par (000)
Par (000) Value
Fixed Rate Loan Interests
Health Care Technology — 0.0%
Cotiviti, Inc., Term Loan , 7.63%
,
05/01/31 ... USD 280 $ 278,368
Media — 0.1%
AVSC Holding Corp., 1st Lien Term Loan B3 ,
5.00% - 15.00%
,
10/15/26 ............ 394 407,244
Clear Channel International BV, Term Loan ,
7.50%
,
08/12/27
(g)
................. 245 238,262
645,506
Total Fixed Rate Loan Interests — 0 .1%
(Cost: $ 912,530 ) ................................. 923,874
Floating Rate Loan Interests
Aerospace & Defense — 0.4%
(a)
Amentum Government Services Holdings
LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 4.00%),
9.34%
,
02/15/29 .................. 199 199,897
Atlas CC Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.86%
,
05/25/28 ............ 867 630,654
Atlas CC Acquisition Corp., 1st Lien Term Loan
C , (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.86%
,
05/25/28 ............ 177 128,394
Bleriot US Bidco, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.58%
,
10/30/28 .................. 307 307,729
Cobham Ultra SeniorCo SARL, Facility Term
Loan B , (6-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 9.26%
,
08/03/29 ....... 308 298,538
Dynasty Acquisition Co., Inc., Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.84%
,
08/24/28 ............ 997 1,000,007
Dynasty Acquisition Co., Inc., Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.84%
,
08/24/28 ............ 384 385,577
Ovation Parent, Inc., Term Loan , (3-mo. CME
Term SOFR at 0.75% Floor + 3.50%),
8.83%
,
04/21/31 .................. 235 236,175
Peraton Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.19%
,
02/01/28 .................. 625 624,294
Peraton Corp., 2nd Lien Term Loan B1 , (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
13.18%
,
02/01/29 ................. 299 299,696
Setanta Aircraft Leasing DAC, Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.09%
,
11/05/28 ............. 145 145,566
TransDigm, Inc., Term Loan J , (3-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
7.84%
,
02/28/31 .................. 867 868,764
TransDigm, Inc., Term Loan K , (3-mo. CME
Term SOFR at 0.00% Floor + 2.75%),
8.09%
,
03/22/30 .................. 73 72,920
5,198,211
Automobile Components — 0.2%
(a)
Champions Holdco, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.75%),
10.08%
,
02/23/29 ................. 593 595,224
Clarios Global LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
8.34%
,
05/06/30 .................. 625 625,305

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobile Components (continued)
Clarios Global LP, Term Loan B , 06/05/30
(n)
.. USD 24 $ 24,030
Gates Corp., Term Loan B5 , 06/04/31
(n)
..... 332 332,206
Tenneco, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
10.43%
,
11/17/28 ................. 323 309,389
1,886,154
Automobiles — 0.1%
(a)
Dealer Tire Financial LLC, Term Loan B3 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.09%
,
12/14/27 ............ 457 455,209
Dealer Tire Financial LLC, Term Loan B4 ,
07/02/31
(g) (n)
..................... 342 341,139
796,348
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.69% - 8.69%
,
01/24/29 ............ 1,054 976,196
Naked Juice LLC, 2nd Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.43%
,
01/24/30 ................. 763 609,018
1,585,214
Broadline Retail — 0.1%
(a)
Fanatics Commerce Intermediate Holdco LLC,
Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 3.25%), 8.71%
,
11/24/28 ... 250 249,277
StubHub Holdco Sub LLC, Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 4.75%),
10.09%
,
03/15/30 ................. 1,305 1,303,418
1,552,695
Building Products — 0.2%
(a)
AZZ, Inc., Term Loan , (1-mo. CME Term SOFR
at 0.50% Floor + 3.25%), 8.59%
,
05/13/29 . 247 248,377
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.84%
,
11/03/28 .................. 157 156,933
Cornerstone Building Brands, Inc., Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.68%
,
04/12/28 ............ 169 164,986
CP Atlas Buyer, Inc., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%), 4.25%
- 9.19%
,
11/23/27 ................. 304 295,997
CP Iris Holdco I, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.84%
,
10/02/28 ............ 191 190,673
CPG International LLC, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.94%
,
04/28/29 .................. 403 402,944
Wilsonart LLC, Term Loan E , (3-mo. CME
Term SOFR at 1.00% Floor + 3.25%),
8.69%
,
12/31/26 .................. 592 591,529
2,051,439
Capital Markets — 0.3%
(a)
Aretec Group, Inc., Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
9.34%
,
08/09/30 .................. 159 159,372
Ascensus Group Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.96%
,
08/02/28 ....... 351 350,338
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Axalta Coating Systems Dutch Holding B
BV, Term Loan B6 , (3-mo. CME Term
SOFR at 0.50% Floor + 2.00%), 7.34% -
7.33%
,
12/20/29 .................. USD 345 $ 345,870
Azalea TopCo, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.84%
,
04/30/31 .................. 160 159,800
Castlelake Aviation One DAC, Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.84% , 10/22/26 .......... 418 418,489
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.09% , 10/22/27 .......... 156 155,824
Edelman Financial Engines Center, LLC, Term
Loan , 04/07/28
(n)
.................. 146 146,563
Focus Financial Partners LLC, Term Loan B4 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.84%
,
06/30/28 ............ 458 457,280
Focus Financial Partners LLC, Term Loan B7 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.09%
,
06/30/28 ............ 323 322,369
Grant Thornton Advisors LLC, Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 8.60%
,
06/02/31 ............ 86 86,216
ION Trading Finance Ltd., Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
9.35%
,
04/01/28 .................. 108 108,003
Learning Care Group (US) No. 2 Inc., Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.00%), 9.34%
,
08/11/28 ....... 54 53,897
Osaic Holdings, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 4.00%),
9.34%
,
08/17/28 .................. 772 773,839
OVG Business Services LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 8.35%
,
06/25/31 ............ 170 169,469
3,707,329
Chemicals — 0.5%
ARC Falcon I, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.94%
,
09/30/28
(a)
................. 394 392,513
Aruba Investments Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 9.44%
,
11/24/27
(a)
...... 303 300,093
Ascend Performance Materials Operations
LLC, Term Loan , (6-mo. CME Term SOFR at
0.75% Floor + 4.75%), 10.07%
,
08/27/26
(a)
123 122,433
Chemours Co. (The), Term Loan B3 , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.84%
,
08/18/28
(a)
................. 289 287,373
CPC Acquisition Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.35%
,
12/29/27
(a)
........... 97 80,526
Derby Buyer LLC, Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.84%
,
11/01/30
(a)
................. 535 536,831
Ecovyst Catalyst Technologies LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 7.59%
,
06/12/31
(a)
........... 315 314,863
Element Solutions, Inc., Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
12/18/30
(a)
................. 690 691,094

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
HB Fuller Co., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.34%
,
02/15/30
(a)
................. USD 232 $ 231,728
Herens Holdco SARL, Facility Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 9.36%
,
07/03/28
(a)
........... 316 306,127
Ineos US Finance LLC, Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.93%
,
02/18/30
(a)
................. 143 141,955
LSF11 A5 Holdco LLC, Term Loan , (1-mo. CME
Term SOFR + 3.50%), 0.00%
,
07/31/24
(a) (g)
451 449,976
Momentive Performance Materials, Inc., Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.50%), 9.84%
,
03/29/28
(a) (g)
..... 547 546,103
Nouryon Finance BV, Term Loan B1 , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.83%
,
04/03/28
(a)
................. 312 312,789
Olympus Water US Holding Corp., Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.85%
,
06/20/31
(a)
........... 211 211,238
OQ Chemicals International Holding GmbH,
Term Loan B2
8.92% , 10/14/24 .................. 79 75,210
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.92% , 10/14/24 .......... 387 357,385
Potters Industries LLC, Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.09%
,
12/14/27
(a)
................. 120 120,112
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1 , (3-mo. CME Term SOFR at 0.75% Floor
+ 3.50%), 8.83%
,
03/16/27
(a)
.......... 161 160,827
Sparta US HoldCo LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.59%
,
08/02/30
(a)
........... 398 397,596
WR Grace Holdings LLC, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.59%
,
09/22/28
(a)
................. 380 381,348
6,418,120
Commercial Services & Supplies — 0.5%
(a)
Action Environmental Group, Inc., (The),
Delayed Draw Term Loan , 10/24/30
(g) (n)
... 23 23,112
Action Environmental Group, Inc., (The), Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.00%), 9.34% - 9.33%
,
10/24/30
(g)
150 150,367
Allied Universal Holdco LLC, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.19%
,
05/12/28 .................. 1,097 1,092,144
Aramark Intermediate HoldCo Corp., Term Loan
B7 , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 7.34%
,
04/06/28 ........... 355 355,123
Aramark Intermediate HoldCo Corp., Term Loan
B8 , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 7.34%
,
06/22/30 ........... 342 342,370
Asplundh Tree Expert LLC, Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
7.19%
,
09/07/27 .................. 285 284,917
Clean Harbors, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
7.21%
,
10/08/28 .................. 458 459,804
Covanta Holding Corp., Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.84%
,
11/30/28 .................. 277 277,038
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Covanta Holding Corp., Term Loan C , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.84%
,
11/30/28 .................. USD 22 $ 21,690
Garda World Security Corp., Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
9.59%
,
02/01/29 .................. 111 111,272
GFL Environmental Inc., Term Loan B ,
07/03/31
(g) (n)
..................... 178 178,000
GFL Environmental, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.83%
,
05/31/27 .................. 163 163,151
JFL-Tiger Acquisition Co., Inc., Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.83%
,
10/17/30 ............ 137 137,424
LABL, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 5.00%),
10.44%
,
10/29/28 ................. 222 219,326
Minimax Viking GmbH, Facility Term Loan B1 ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.21%
,
07/31/28 ............ 50 49,686
PECF USS Intermediate Holding III Corp., Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.84%
,
12/15/28 ....... 249 164,212
Prime Security Services Borrower LLC, 1st
Lien Term Loan , (3-mo. CME Term SOFR at
0.00% Floor + 2.25%), 7.58%
,
10/13/30 .. 212 212,264
Ryan LLC, Term Loan , (1-mo. CME Term SOFR
at 0.50% Floor + 3.50%), 8.84%
,
11/14/30 . 22 22,005
Tempo Acquisition, LLC, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.59%
,
08/31/28 .................. 912 913,611
TruGreen LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
9.44%
,
11/02/27 .................. 505 485,353
Vestis Corp., Term Loan B1 , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
7.58%
,
02/22/31 .................. 230 229,079
Viad Corp., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
9.59%
,
07/30/28 .................. 360 360,281
6,252,229
Communications Equipment — 0.1%
(a)
Ciena Corp. Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
10/24/30 .................. 396 396,810
ViaSat, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.84% , 03/02/29 .......... 294 262,369
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.94% , 05/30/30 .......... 141 125,029
784,208
Construction & Engineering — 0.2%
(a)
AECOM, Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 1.88%),
7.20%
,
04/17/31 .................. 297 298,547
Brand Industrial Services, Inc., Term Loan C ,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.50%), 0.00%
,
08/01/30 ... 1,137 1,140,382
Legence Holdings LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.50%),
8.94%
,
12/16/27 .................. 54 54,429

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
Pike Corp., Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
8.46%
,
01/21/28 .................. USD 394 $ 394,229
Propulsion (BC) Newco LLC, Term Loan ,
09/14/29
(n)
...................... 55 55,126
USIC Holdings, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.50%),
8.94% - 9.10%
,
05/12/28 ............ 247 238,594
2,181,307
Construction Materials — 0.3%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 7.34%
,
01/31/31 .. 356 356,950
New AMI I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.34%
,
03/08/29 ................. 304 290,182
Oscar AcquisitionCo LLC, Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.59%
,
04/29/29 .................. 464 463,848
Quikrete Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.84%
,
04/14/31 ............ 184 183,826
Quikrete Holdings, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 7.59%
,
03/19/29 ............ 148 148,489
Smyrna Ready Mix Concrete LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.84%
,
04/02/29
(g)
........... 132 132,844
Standard Building Solutions, Inc., Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 7.34%
,
09/22/28 ............ 552 553,291
Summit Materials LLC, Term Loan B2 , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
7.80%
,
01/12/29 .................. 176 176,657
White Cap Supply Holdings, LLC, Term Loan C ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 8.59%
,
10/19/29 ............ 736 736,478
3,042,565
Consumer Staples Distribution & Retail — 0.0%
US Foods, Inc., Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.46%
,
09/13/26
(a)
................. 356 357,068
Containers & Packaging — 0.2%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 3.50%), 8.84%
,
12/01/27 ....... 900 900,554
Mauser Packaging Solutions Holding Co., Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 8.84%
,
04/15/27 ....... 306 306,380
Pregis TopCo LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
9.34%
,
07/31/26 .................. 150 150,207
Trident TPI Holdings, Inc., Term Loan B3 ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.00%), 8.34%
,
09/30/24 ............ 428 428,616
1,785,757
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.34%
,
10/28/27
(a)
................. 435 397,114
Security
Par (000)
Par (000) Value
Diversified Consumer Services — 0.3%
(a)
Ascend Learning LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.94%
,
12/11/28 ............. USD 157 $ 156,568
Bright Horizons Family Solutions LLC, Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 7.71%
,
11/24/28 ....... 471 470,221
Kuehg Corp., Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 4.50%), 9.84% -
9.83%
,
06/12/30 .................. 327 327,559
Sotheby's, Term Loan , (3-mo. CME Term SOFR
at 0.50% Floor + 4.50%), 10.09%
,
01/15/27 851 778,206
Spring Education Group, Inc., Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 9.34% - 9.33%
,
09/29/30 ....... 394 395,627
Veritas US, Inc., Term Loan B , (1-mo. CME
Term SOFR at 1.00% Floor + 5.00%),
10.46%
,
09/01/25 ................. 264 229,156
Wand Newco 3, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 9.09%
,
01/30/31 ............ 490 492,974
WCG Purchaser Corp., Term Loan , (1-mo.
CME Term SOFR at 1.00% Floor + 3.50%),
8.84%
,
01/08/27 .................. 229 228,951
3,079,262
Diversified Telecommunication Services — 0.3%
(a)
Connect Finco SARL, Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.84% , 12/11/26 ........... 270 266,169
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.84% , 09/27/29 .......... 298 280,634
Iridium Satellite LLC, Term Loan B4 , (1-mo.
CME Term SOFR at 0.75% Floor + 2.25%),
7.59%
,
09/20/30 .................. 172 171,212
Level 3 Financing, Inc., Term Loan B1 , (1-mo.
CME Term SOFR at 2.00% Floor + 6.56%),
11.90%
,
04/15/29 ................. 175 171,080
Level 3 Financing, Inc., Term Loan B2 , (1-mo.
CME Term SOFR at 2.00% Floor + 6.56%),
11.90%
,
04/15/30 ................. 176 171,426
Lumen Technologies, Inc., Term Loan ,
12/31/30
(n)
...................... 25 20,692
Lumen Technologies, Inc., Term Loan B1 ,
(1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 7.81%
,
04/15/29 ............ 200 137,501
Lumen Technologies, Inc., Term Loan B2 ,
(1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 7.81%
,
04/15/30 ............ 205 136,616
Orbcomm, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
9.71% - 9.86%
,
09/01/28 ............ 324 279,232
Radiate Holdco LLC, Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.71%
,
09/25/26 .................. 692 558,558
UPC Financing Partnership, Facility Term Loan
AX , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 8.44%
,
01/31/29 ........... 219 217,721
Virgin Media Bristol LLC, Facility Term Loan Q ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 8.69%
,
01/31/29 ............ 291 277,321
Zayo Group Holdings, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
8.46%
,
03/09/27 .................. 1,189 1,032,357
3,720,519

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities — 0.0%
(a)
Hamilton Projects Acquiror LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.09%
,
05/31/31 ............ USD 71 $ 71,381
NRG Energy, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
04/16/31 .................. 325 325,022
396,403
Electrical Equipment — 0.1%
Arcline FM Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
4.75%), 10.35%
,
06/23/28
(a)
........... 572 572,667
Electronic Equipment, Instruments & Components — 0.0%
(a)
Celestica, Inc., Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
7.10%
,
06/20/31
(g)
................. 106 105,867
Coherent Corp., Term Loan B1 , (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
7.84%
,
07/02/29 .................. 271 270,756
376,623
Energy Equipment & Services — 0.0%
Lealand Finance Co. BV, Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
8.44%
,
06/30/27
(a) (g)
................ 17 8,153
Entertainment — 0.6%
(a)
AMC Entertainment Holdings, Inc., Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 8.44%
,
04/22/26 ........... 892 843,135
Aristocrat Technologies, Inc., Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.69%
,
05/24/29 ............ 107 107,191
City Football Group Ltd., Term Loan ,
(3-mo. CME Term SOFR + 3.00%),
0.00%
,
07/26/24 .................. 585 582,511
Creative Artists Agency LLC, Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 8.59%
,
11/27/28 ............. 805 807,595
Formula One Management Ltd., Facility 1st
Lien Term Loan B , (3-mo. CME Term SOFR
at 0.50% Floor + 2.25%), 7.59%
,
01/15/30 . 544 544,794
Live Nation Entertainment, Inc., Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.19%
,
10/19/26 ............ 840 838,252
Motion Acquisition Ltd., Facility Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.83%
,
11/12/29 ............. 300 300,170
NEP Group, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.71%
,
08/19/26 .................. 485 457,030
Playtika Holding Corp., Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
8.21%
,
03/13/28 .................. 573 572,440
SMG US Midco 2, Inc., 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.50%), 8.24%
,
01/23/25 ............ 292 292,032
UFC Holdings LLC, 1st Lien Term Loan B3 ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.34%
,
04/29/26 ............ 342 342,487
William Morris Endeavor Entertainment
LLC, 1st Lien Term Loan B1 , (1-mo. CME
Term SOFR at 0.00% Floor + 0.00%),
8.21%
,
05/18/25 .................. 716 716,834
Security
Par (000)
Par (000) Value
Entertainment (continued)
WMG Acquisition Corp., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
01/24/31 .................. USD 736 $ 735,901
7,140,372
Financial Services — 0.5%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien
Term Loan B1 , 0.00%
,
12/21/28 ........ 300 300,260
Belron Finance US LLC, Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 7.84% , 11/13/25 ........... 88 88,117
(3-mo. CME Term SOFR at 0.50% Floor +
1.93%), 7.51% , 04/13/28 .......... 693 693,252
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.68% , 04/18/29 .......... 105 105,337
Boost Newco Borrower LLC, Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
8.34% - 8.33%
,
01/31/31 ............ 777 776,891
Cogeco Communications Finance LP, Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 7.96%
,
09/01/28 ....... 241 232,263
CPI Holdco B LLC, Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
05/17/31 .................. 251 250,608
Deerfield Dakota Holding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00%
Floor + 3.75%), 9.08%
,
04/09/27 ....... 1,334 1,332,211
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.75%
Floor + 6.75%), 12.35%
,
04/07/28 ...... 399 398,002
HIG Finance 2 Ltd., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.84%
,
02/15/31 .................. 339 339,608
LBM Acquisition LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.19%
,
12/17/27 ............ 56 56,042
Lions Gate Capital Holdings LLC, Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 7.69%
,
03/24/25 ............ 265 264,513
Sotera Health Holdings LLC, Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.59%
,
05/30/31 .................. 549 547,172
5,384,276
Food Products — 0.3%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.75%), 9.21%
,
10/01/25 .. 357 337,588
B&G Foods, Inc., Term Loan B4 , (1-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
7.84%
,
10/10/26 .................. 85 84,368
Chobani LLC, Term Loan
(1-mo. CME Term SOFR at 1.00% Floor +
3.25%), 8.71% , 10/25/27 .......... 870 871,858
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 9.08% , 10/25/27 .......... 326 326,956
Froneri International Ltd., Facility 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 7.69%
,
01/29/27 ....... 818 817,388
H-Food Holdings LLC, Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.69%),
9.30%
,
05/23/25 .................. 110 80,141
Nomad Foods Ltd., Facility Term Loan B5 ,
(6-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.81%
,
11/12/29 ............. 281 281,159

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
Triton Water Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.85%
,
03/31/28 ............ USD 236 $ 235,842
Utz Quality Foods LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 8.09%
,
01/20/28 ............ 526 526,877
3,562,177
Ground Transportation — 0.1%
(a)
AIT Worldwide Logistics Holdings, Inc., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.75% Floor + 4.75%), 10.18%
,
04/06/28 .. 278 278,217
Avis Budget Car Rental LLC, Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.21%
,
08/06/27 ............ 239 236,391
Genesee & Wyoming, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.33%
,
04/10/31 .................. 447 446,383
Hertz Corp. (The), Term Loan B , (3-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.86%
,
06/30/28 .................. 113 101,646
Hertz Corp. (The), Term Loan C , (3-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.86%
,
06/30/28 .................. 22 19,750
Uber Technologies, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
8.09%
,
03/03/30 .................. 468 469,442
1,551,829
Health Care Equipment & Supplies — 0.2%
(a)
Bausch + Lomb Corp., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.69% , 05/10/27 .......... 614 607,076
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 9.34% , 09/29/28 .......... 216 215,690
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.69%
,
11/03/28 .................. 738 736,675
Insulet Corp., Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
8.34%
,
05/04/28 .................. 72 71,664
Medline Borrower LP, Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 2.75%),
8.09%
,
10/23/28 .................. 1,078 1,079,471
2,710,576
Health Care Providers & Services — 0.3%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.71%
,
09/29/28 ....... 466 466,545
CNT Holding I Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.83%
,
11/08/27 ............. 483 483,466
Concentra Health Services, Inc., Term Loan B ,
06/26/31
(g) (n)
..................... 40 40,100
Electron Bidco, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.46%
,
11/01/28 .................. 617 616,236
EyeCare Partners LLC, Term Loan A , (3-mo.
CME Term SOFR at 0.00% Floor + 5.75%),
11.08%
,
08/31/28 ................. 23 23,202
EyeCare Partners LLC, Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 4.61%),
10.04%
,
11/30/28 ................. 341 207,616
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
EyeCare Partners LLC, Term Loan C , (3-mo.
CME Term SOFR at 0.00% Floor + 6.75%),
12.18%
,
11/30/28
(g)
................ USD 38 $ 6,537
Medical Solutions Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.69%
,
11/01/28 ....... —
(o)
70
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 7.00%), 12.44%
,
11/01/29 ...... 404 273,740
Medline Borrower LP, Term Loan , 10/23/28
(n)
. 422 422,000
Option Care Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.59%
,
10/27/28 ............ 308 309,322
Surgery Center Holdings, Inc., Term Loan ,
(1-mo. CME Term SOFR + 3.50%),
8.09%
,
12/19/30 .................. 362 362,469
Vizient, Inc., Term Loan B7 , (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.69%
,
05/16/29 .................. 306 306,797
3,518,100
Health Care Technology — 0.3%
(a)
Athenahealth Group, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.59%
,
02/15/29 .................. 767 763,621
Cotiviti Holdings, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.59%
,
05/01/31 .................. 464 460,939
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.43%
,
10/01/27 ............ 745 720,366
PointClickCare Technologies, Inc., Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.00%), 8.34% - 8.33%
,
12/29/27 ....... 186 186,697
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.59%
,
06/02/28 .................. 1,200 1,198,813
Waystar Technologies, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 4.00%), 8.10% -
9.33%
,
07/31/24 .................. 134 133,779
3,464,215
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP, Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
7.59%
,
05/18/30
(a)
................. 155 155,448
Hotels, Restaurants & Leisure — 0.9%
(a)
1011778 BC Unlimited Liability Co., Term Loan
B6 , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 7.09%
,
09/20/30 ........... 536 533,683
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 9.21%
,
02/02/26 ....... 488 475,976
Alterra Mountain Co., Term Loan B , 05/31/30
(n)
68 68,298
Alterra Mountain Co., Term Loan B5 , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.84%
,
05/31/30 .................. 218 218,669
Bally's Corp., Facility Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.84%
,
10/02/28 .................. 287 272,225
Caesars Entertainment, Inc., Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.10%
,
02/06/30 ............ 267 266,944

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment, Inc., Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.10%
,
02/06/31 ............ USD 668 $ 667,697
Carnival Corp., Term Loan , (1-mo. CME
Term SOFR at 0.75% Floor + 2.75%),
8.09%
,
08/08/27 .................. 234 234,491
Cedar Fair LP, Term Loan B , 05/01/31
(n)
..... 114 113,644
Churchill Downs, Inc., Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.44%
,
03/17/28 .................. 365 364,986
Fertitta Entertainment LLC, Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.08%
,
01/27/29 ............ 1,044 1,044,159
Flutter Entertainment plc, Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.59%
,
11/25/30 .................. 742 741,810
Four Seasons Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 2.00%), 7.34%
,
11/30/29 ....... 857 859,645
Hilton Domestic Operating Co., Inc., Term Loan
B4 , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 7.10%
,
11/08/30 ........... 575 575,425
IRB Holding Corp., Term Loan B , (1-mo. CME
Term SOFR at 0.75% Floor + 2.75%),
8.19%
,
12/15/27 .................. 674 673,191
Light & Wonder International, Inc., Term Loan
B1 , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.75%), 8.08%
,
04/14/29 ........... 390 389,951
Light and Wonder International, Inc., Term Loan
B2 , 04/14/29
(n)
.................... 13 12,991
Packers Holdings LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.69%
,
03/09/28 .................. 250 135,125
Penn Entertainment, Inc., Facility Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.19%
,
05/03/29 ............ 579 578,986
Playa Resorts Holding BV, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
8.09%
,
01/05/29 .................. 107 107,379
Scientific Games Holdings LP , Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.32%
,
04/04/29 ............ 139 138,652
Seaworld Parks & Entertainment, Inc., Term
Loan B2 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 7.84%
,
08/25/28 ....... 114 114,284
Station Casinos LLC, Facility Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 7.59%
,
03/14/31 ............ 657 656,590
Whatabrands LLC, Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.75%),
8.09%
,
08/03/28 .................. 744 744,266
Wyndham Hotels & Resorts, Inc., Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.09%
,
05/24/30 ............ 350 349,766
10,338,833
Household Durables — 0.2%
(a)
ACProducts Holdings, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.85%
,
05/17/28 .................. 395 333,693
Hunter Douglas Holding BV, Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.84%
,
02/26/29 ............ 657 650,580
Security
Par (000)
Par (000) Value
Household Durables (continued)
Serta Simmons Bedding LLC, Term Loan ,
(3-mo. CME Term SOFR at 1.00% Floor +
7.50%), 12.95%
,
06/29/28 ............ USD 124 $ 98,932
SWF Holdings I Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.46%
,
10/06/28 ............ 627 535,333
Weber-Stephen Products LLC, Term Loan B ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.71%
,
10/30/27 ............ 845 783,091
2,401,629
Independent Power and Renewable Electricity Producers
— 0.1%
(a)
Calpine Construction Finance Co. LP, Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 7.34%
,
07/31/30 ....... 291 289,742
Calpine Corp., Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 7.34% , 01/31/31 .......... 152 151,453
Constellation Renewables LLC, Term Loan ,
(3-mo. CME Term SOFR at 1.00% Floor +
2.50%), 8.11%
,
12/15/27 ............. 328 328,194
769,389
Industrial Conglomerates — 0.1%
EMRLD Borrower LP, Term Loan B
(a)
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.84% , 05/31/30 .......... 492 491,836
06/18/31
(n)
...................... 327 326,591
818,427
Insurance — 0.6%
(a)
Alliant Holdings Intermediate LLC, Term Loan
B6 , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 8.84%
,
11/06/30 ........... 1,536 1,539,009
AmWINS Group, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 2.25%),
7.71%
,
02/19/28 .................. 683 682,176
AssuredPartners, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.84%
,
02/14/31 .................. 1,038 1,040,485
Baldwin Insurance Group Holdings LLC (The),
Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 8.59%
,
05/26/31
(g)
. 168 168,240
Hub International Ltd., Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.58%
,
06/20/30 .................. 918 920,041
Jones DesLauriers Insurance Management,
Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 3.50%),
8.83%
,
03/15/30 .................. 279 279,160
Ryan Specialty Group LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 2.75%),
8.09%
,
09/01/27 .................. 311 312,078
Truist Insurance Holdings LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 8.58%
,
05/06/31 ....... 778 778,692
USI, Inc., Term Loan , 0.00%
,
09/30/24 ..... 256 255,608
USI, Inc., Term Loan B , (3-mo. CME Term
SOFR + 3.00%), 0.00%
,
09/30/24 ...... 861 860,923
6,836,412

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interactive Media & Services — 0.0%
Acuris Finance US, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.49%
,
02/16/28
(a)
................. USD 287 $ 286,816
IT Services — 0.5%
(a)
Asurion LLC, 2nd Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
10.71%
,
01/20/29 ................. 427 392,616
Asurion LLC, Term Loan B11 , (1-mo. CME
Term SOFR at 0.00% Floor + 4.25%),
9.69%
,
08/19/28 .................. 61 60,732
Asurion LLC, Term Loan B8 , (1-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
8.71%
,
12/23/26 .................. 657 650,684
Camelot US Acquisition LLC, Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
8.09%
,
01/31/31 .................. 769 770,188
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.58%
,
07/06/29 .................. 813 800,406
Epicor Software Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.59%
,
05/30/31 ............ 221 221,986
Epicor Software Corp., Delayed Draw Term
Loan , 05/30/31
(n)
.................. 26 26,045
Fortress Intermediate 3, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 0.00%),
9.10%
,
06/27/31
(g)
................. 146 146,000
Go Daddy Operating Co. LLC, Term Loan B6 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 7.34%
,
11/09/29 ............. 142 142,581
Go Daddy Operating Co. LLC, Term Loan B7 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.09%
,
05/30/31 ............ 724 722,946
Magenta Buyer LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 10.59%
,
07/27/28 ............ 247 136,212
Magenta Buyer LLC, 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
8.25%), 13.84%
,
07/27/29 ............ 418 122,406
Mitchell International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.59%
,
06/17/31 ............ 554 548,460
Mitchell International, Inc., 2nd Lien Term Loan ,
06/07/32
(n)
...................... 133 132,253
Modena Buyer LLC, Term Loan , 07/01/31
(n)
.. 205 199,811
Sedgwick Claims Management Services, Inc.,
Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.75%), 9.09%
,
02/24/28 .. 993 992,745
Venga Finance SARL, Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.36%
,
06/28/29 ................. 223 223,363
6,289,434
Leisure Products — 0.0%
Fender Musical Instruments Corp., Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.44%
,
12/01/28
(a)
........... 143 140,339
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services — 0.2%
(a)
Avantor Funding, Inc., Term Loan B6 , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
7.44%
,
11/08/27 .................. USD 410 $ 411,416
Catalent Pharma Solutions, Inc., Term Loan B3 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 7.46%
,
02/22/28 ............ 465 464,759
Fortrea Holdings, Inc., Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.09%
,
07/01/30 .................. 27 27,094
Icon plc, Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 2.00%), 7.34% -
7.33%
,
07/03/28 .................. 135 135,823
Icon plc., Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 2.00%), 7.34% -
7.33%
,
07/03/28 .................. 34 34,501
Iqvia, Inc., Term Loan B4 , (3-mo. CME Term
SOFR at 0.00% Floor + 2.00%), 7.34% -
7.33%
,
01/02/31 .................. 307 308,463
Maravai Intermediate Holdings LLC, Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.33%
,
10/19/27 ............ 472 466,121
Parexel International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.71%
,
11/15/28 ............. 683 683,604
Star Parent, Inc., Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 3.75%),
9.08%
,
09/27/30 .................. 311 310,759
2,842,540
Machinery — 0.7%
(a)
Albion Financing 3 SARL, Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 5.25%),
10.84%
,
08/17/26 ................. 575 575,949
Barnes Group, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
7.83%
,
08/30/30 .................. 388 388,287
Clark Equipment Co., Term Loan , (1-mo. CME
Term SOFR + 2.00%), 0.00%
,
04/20/29 ... 16 16,000
Clark Equipment Co., Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.69%
,
04/20/29 .................. 151 151,082
Columbus McKinnon Corp., Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.84% - 7.83%
,
05/14/28 ............ 60 60,132
Filtration Group Corp., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.96%
,
10/21/28 .................. 704 706,829
Generac Power Systems, Inc., Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.19%
,
12/13/26 ............ 75 74,953
Husky Injection Molding Systems Ltd., Term
Loan , (6-mo. CME Term SOFR at 0.00%
Floor + 5.00%), 10.33%
,
02/15/29 ...... 1,304 1,305,916
Indicor LLC, 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.58%
,
11/22/29 .................. 686 688,934
Madison IAQ LLC, Term Loan , (1-mo.
LIBOR USD at 0.50% Floor + 2.75%),
8.09%
,
06/21/28 .................. 841 840,826
Osmosis Buyer Ltd., Delayed Draw Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.58% - 9.59%
,
07/31/28 ....... 356 356,267

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
SPX Flow, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.84%
,
04/05/29 .................. USD 383 $ 385,232
TK Elevator Midco GmbH, Facility Term Loan
B2 , (6-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 8.79%
,
04/30/30 ........... 974 978,288
Vertiv Group Corp., Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
03/02/27 .................. 668 669,633
WEC US Holdings Ltd., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
8.09%
,
01/27/31 .................. 304 304,067
Zurn LLC, 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.46%
,
10/04/28 .................. 162 163,221
7,665,616
Media — 0.2%
(a)
Altice France SA, Term Loan B14 , (3-mo.
CME Term SOFR at 0.00% Floor + 5.50%),
10.83%
,
08/15/28 ................. 551 403,019
AVSC Holding Corp., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 1.00% Floor +
3.25%), 8.69%
,
03/03/25 ............ 310 307,536
Charter Communications Operating LLC, Term
Loan B4 , (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 7.33%
,
12/07/30 ....... 303 299,160
Clear Channel Outdoor Holdings, Inc., Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 9.46%
,
08/21/28 ....... 162 161,711
CSC Holdings LLC, Term Loan , (1-mo.
LIBOR USD at 0.00% Floor + 2.50%),
7.94%
,
04/15/27 .................. 338 280,473
DirecTV Financing LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 5.00%),
10.46%
,
08/02/27 ................. 235 235,691
ECL Entertainment LLC, Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
9.34%
,
08/31/30 .................. 181 181,853
Gray Television, Inc., Term Loan F , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
10.59%
,
01/01/38 ................. 80 75,900
Learfield Communications LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.00%
Floor + 5.50%), 10.84% 06/30/28 ....... 291 292,092
Sinclair Television Group, Inc., Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 9.19%
,
04/21/29 ............ 132 89,139
Ziggo Financing Partnership, Facility Term Loan
I , (1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.94%
,
04/30/28 ............ 147 142,239
2,468,813
Oil, Gas & Consumable Fuels — 0.3%
(a)
Ecopetrol SA, Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 0.00%),
10.00%
,
09/06/30
(g)
................ 700 717,290
Freeport LNG investments LLLP, Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 9.09%
,
12/21/28 ............ 819 817,559
GIP Pilot Acquisition Partners LP, Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.83%
,
10/04/30 ............ 65 65,230
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
M6 ETX Holdings II Midco LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.94%
,
09/19/29 ............ USD 97 $ 97,563
Medallion Midland Acquisition LP, Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.84%
,
10/18/28 ............ 389 390,817
New Fortress Energy Inc., Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 5.00%),
10.33%
,
10/30/28 ................. 447 433,991
Oryx Midstream Services Permian Basin LLC,
Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 0.00%), 8.44%
,
10/05/28 .. 520 519,653
3,042,103
Passenger Airlines — 0.2%
(a)
AAdvantage Loyalty IP Ltd., Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.34%
,
04/20/28 ................. 516 532,751
Air Canada, Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
7.85%
,
03/21/31 .................. 240 240,472
American Airlines, Inc., Term Loan
(6-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.07% , 01/29/27 .......... 362 360,136
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 8.19% , 02/15/28 .......... 306 305,205
(6-mo. CME Term SOFR at 1.00% Floor +
2.50%), 7.78% - 7.77% , 06/04/29 ..... 354 353,115
Mileage Plus Holdings LLC, Term Loan , (3-mo.
CME Term SOFR at 1.00% Floor + 5.25%),
10.74%
,
06/21/27 ................. 444 453,044
United AirLines, Inc., Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
8.09%
,
02/22/31 .................. 342 342,447
WestJet Airlines Ltd., Term Loan , (1-mo. CME
Term SOFR at 1.00% Floor + 3.00%),
8.44%
,
12/11/26 .................. 45 44,865
2,632,035
Personal Care Products — 0.2%
Rainbow UK Holdco Ltd., Facility Term Loan
B2 , (6-mo. EURIBOR at 0.00% Floor +
3.50%), 7.41%
,
02/24/29
(a)
........... EUR 2,438 2,599,947
Pharmaceuticals — 0.3%
(a)
Amneal Pharmaceuticals LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.50%), 10.84%
,
05/04/28 ............ USD 315 316,734
Amynta Agency Borrower, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR + 4.25%),
9.09%
,
02/28/28 .................. 558 558,543
Bausch Health Cos., Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 5.25%),
10.69%
,
02/01/27 ................. 264 240,250
Elanco Animal Health, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
7.19%
,
08/01/27 .................. 570 567,378
Jazz Pharmaceuticals plc, Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.46%
,
05/05/28 ............ 494 493,578
Jazz Pharmaceuticals, Inc., Term Loan B ,
05/05/28
(n)
...................... 280 279,995
Organon & Co., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
7.83%
,
05/19/31 .................. 223 222,916

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Perrigo Co. plc, Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.69%
,
04/20/29 .................. USD 342 $ 340,283
Precision Medicine Group LLC, Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.00%), 8.44% - 8.43%
,
11/18/27 ....... 296 294,822
3,314,499
Professional Services — 0.5%
(a)
AlixPartners LLP, Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
7.96%
,
02/04/28 .................. 572 571,880
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.96%
,
06/02/28 .................. 813 800,026
Dayforce, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
7.84%
,
03/03/31
(g)
................. 469 469,586
Dun & Bradstreet Corp. (The), Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 8.10%
,
01/18/29 ............ 2,210 2,209,987
Element Materials Technology Group US
Holdings, Inc., Term Loan B , (3-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
9.69%
,
07/06/29 .................. 560 561,848
FleetCor Technologies Operating Co. LLC, Term
Loan B4 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 7.19%
,
04/28/28 ....... 456 455,816
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 10.08%
,
04/29/29 ............ 212 170,905
Trans Union LLC, Term Loan B7 , (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.34%
,
12/01/28 .................. 357 357,230
Trans Union LLC, Term Loan B8 , (1-mo. CME
Term SOFR + 1.75%), 0.00%
,
06/24/31 ... 416 414,432
6,011,710
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, Term
Loan
(a)
8.34% , 07/31/24
(g)
................. 124 123,685
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 8.21% , 08/21/25 .......... 13 12,945
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.09% , 01/31/30
(g)
......... 138 138,343
274,973
Semiconductors & Semiconductor Equipment — 0.1%
(a)
Entegris, Inc., Term Loan B , (3-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
7.09%
,
07/06/29 .................. 221 221,411
MKS Instruments, Inc., Term Loan B
08/17/29
(n)
...................... 65 64,986
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.83% , 08/17/29 .......... 361 361,270
Synaptics, Inc., Term Loan , (3-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.85%
,
12/02/28 .................. 189 188,159
835,826
Security
Par (000)
Par (000) Value
Software — 1.1%
(a)
Applied Systems, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.84% - 8.83%
,
02/24/31 ....... USD 671 $ 675,941
Barracuda Parent LLC, 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.81%
,
08/15/29 ............ 145 144,376
CCC Intelligent Solutions, Inc., Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.71%
,
09/21/28 ............ 582 581,774
Cloud Software Group, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 9.83%
,
03/21/31 ....... 278 278,564
Cloud Software Group, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.33%
,
03/30/29 .................. 1,591 1,588,254
Cloudera, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.19%
,
10/08/28
(g)
................. 182 182,191
Cloudera, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.44%
,
10/08/29 ................. 206 204,001
DS Admiral Bidco LLC, Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
9.59%
,
06/24/31
(g)
................. 142 140,580
Ellucian Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.94%
,
10/09/29 ............ 705 707,513
Gen Digital, Inc., Term Loan B1 , (1-mo. CME
Term SOFR at 0.50% Floor + 1.75%),
7.09%
,
09/12/29 .................. 525 522,448
Genesys Cloud Services Holdings I LLC, Term
Loan
(1-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.84% , 12/01/27 .......... 760 763,265
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.21% , 12/01/27 .......... 296 298,109
Helios Software Holdings, Inc., Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 9.09%
,
07/18/30 ............ 299 299,173
Informatica LLC, Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
7.59%
,
10/27/28 .................. 430 430,988
McAfee Corp., Term Loan B1 , (1-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.59%
,
03/01/29 .................. 831 828,660
MH Sub I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.59%
,
05/03/28 .................. 467 466,532
MH Sub I LLC, 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 6.25%),
11.59%
,
02/23/29 ................. 206 204,501
Planview Parent, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 9.09%
,
12/17/27 ............ 68 67,829
Proofpoint, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.34%
,
08/31/28 .................. 1,060 1,060,605
RealPage, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.46%
,
04/24/28 .................. 871 845,352
Sabre GLBL, Inc., Term Loan B1 , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.96%
,
12/17/27 .................. 66 58,805

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Sabre GLBL, Inc., Term Loan B2 , (1-mo.
LIBOR USD at 0.50% Floor + 3.50%),
8.96%
,
12/17/27 .................. USD 103 $ 92,158
Severin Acquisition LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 8.33%
,
08/01/27 ............ 301 302,081
SS&C Technologies Holdings, Inc., Term Loan
B8 , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 7.34%
,
05/09/31 ........... 316 316,517
UKG, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
8.58%
,
02/10/31 .................. 1,009 1,012,067
Voyage Australia Pty. Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 9.09%
,
07/20/28 ............ 76 76,074
VS Buyer LLC, Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
8.58%
,
04/12/31 .................. 620 620,926
12,769,284
Specialty Retail — 0.2%
(a)
EG Group Ltd., Facility Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.84%
,
03/31/26
(g)
................. 154 154,073
LS Group Opco Acquisition LLC, Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 8.34%
,
04/23/31 ............ 127 126,942
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.75% Floor + 3.75%), 9.09%
,
05/04/28 .. 694 694,640
Peer Holding III BV, Facility Term Loan
B5 , (3-mo. CME Term SOFR + 3.00%),
0.00%
,
06/20/31 .................. 183 183,077
PetSmart LLC, Term Loan , (1-mo. CME
Term SOFR at 0.75% Floor + 3.75%),
9.19%
,
02/11/28 .................. 392 390,626
Restoration Hardware, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.96% , 10/20/28 .......... 119 114,389
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.69% , 10/20/28 .......... 178 172,709
RVR Dealership Holdings LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.19%
,
02/08/28 ............ 46 42,766
1,879,222
Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
9.09%
,
03/08/30
(a)
................. 106 105,789
Trading Companies & Distributors — 0.2%
(a)
Beacon Roofing Supply, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
05/19/28 .................. 404 405,251
Core & Main LP, Term Loan C , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
7.59%
,
02/09/31 .................. 177 176,669
Core & Main LP, Term Loan D , (3-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.34%
,
07/27/28 .................. 642 642,188
Foundation Building Materials, Inc., Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 9.33%
,
01/29/31 ............ 498 495,097
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
Gulfside Supply, Inc., Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 0.00%),
8.33%
,
06/17/31
(g)
................. USD 133 $ 133,000
TMK Hawk Parent Corp., Term Loan , (3-mo.
LIBOR USD + 11.00%), 11.00%
,
12/15/31
(g)
13 10,723
TMK Hawk Parent Corp., Term Loan B , (1-mo.
CME Term SOFR at 1.00% Floor + 5.25%),
10.59%
,
06/30/29
(g)
................ 409 278,317
2,141,245
Transportation Infrastructure — 0.1%
(a)
Apple Bidco LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.21% , 09/22/28 .......... 305 304,754
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.84% , 09/22/28 .......... 173 173,098
Brown Group Holding LLC, Term Loan ,
06/07/28
(n)
...................... 287 286,346
Brown Group Holdings LLC, Facility Term Loan
B2 , 07/02/29
(n)
.................... 197 196,257
OLA Netherlands BV, Term Loan , (1-mo. CME
Term SOFR at 0.75% Floor + 6.25%),
11.69%
,
12/15/26
(g)
................ 176 174,793
Rand Parent LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
9.59%
,
03/17/30 .................. 77 77,070
1,212,318
Wireless Telecommunication Services — 0.0%
(a)
Gogo Intermediate Holdings LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.21%
,
04/30/28 ............ 182 181,220
SBA Senior Finance II LLC, Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.35%
,
01/25/31 .................. 379 379,005
560,225
Total Floating Rate Loan Interests — 12 .9%
(Cost: $ 152,729,466 ) .............................. 151,873,802
Foreign Agency Obligations
Argentina — 0.0%
YPF SA , 9.50%
,
01/17/31
(b)
............. 503 511,048
Chile — 0.1%
Banco del Estado de Chile , 2.70%
,
01/09/25
(c)
155 152,288
Empresa Nacional del Petroleo
3.45% , 09/16/31
(c)
................. 360 306,112
6.15% , 05/10/33
(b)
................. 290 289,420
747,820
China — 0.0%
Industrial & Commercial Bank of China Ltd. , (5-
Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.37%), 3.20%
(a) (c) (i)
... 270 256,316
Colombia — 0.0%
Ecopetrol SA , 8.38%
,
01/19/36 .......... 450 441,675
Finland — 0.0%
Finnair OYJ , 4.75%
,
05/24/29
(c)
.......... EUR 100 105,390
Hong Kong — 0.0%
Airport Authority
(a)(c)(i)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.70%), 2.10% USD 200 188,000

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hong Kong (continued)
(7-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.74%), 2.40% USD 200 $ 180,000
368,000
Hungary — 0.1%
(c)
Magyar Export-Import Bank Zrt. , 6.00%
,
05/16/29 ....................... EUR 562 632,908
MVM Energetika Zrt. , 7.50%
,
06/09/28 ..... USD 303 315,025
947,933
India — 0.0%
(c)
Export-Import Bank of India , 3.38%
,
08/05/26 . 200 192,188
Power Finance Corp. Ltd. , 3.95%
,
04/23/30 .. 300 275,062
467,250
Indonesia — 0.1%
(c)
Pertamina Persero PT
3.65% , 07/30/29 .................. 255 236,991
2.30% , 02/09/31 .................. 366 303,894
4.18% , 01/21/50 .................. 200 154,250
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara , 4.38%
,
02/05/50 ........ 200 153,125
848,260
Ireland — 0.1%
AIB Group plc , (5-Year EUR Swap Annual +
6.63%), 6.25%
(a) (c) (i)
................ EUR 600 642,329
Italy — 0.1%
Banca Monte dei Paschi di Siena SpA , (3-mo.
EURIBOR + 3.21%), 6.75%
,
03/02/26
(a) (c)
.. 646 698,780
Latvia — 0.0%
Air Baltic Corp. A/S , 14.50%
,
08/14/29
(b)
.... 100 115,605
Mexico — 0.2%
Petroleos Mexicanos
4.25% , 01/15/25 .................. USD 316 311,892
5.35% , 02/12/28 .................. 140 125,650
8.75% , 06/02/29 .................. 570 559,633
5.95% , 01/28/31 .................. 671 539,316
6.70% , 02/16/32 .................. 388 324,628
1,861,119
Morocco — 0.1%
OCP SA
6.75% , 05/02/34
(b)
................. 638 654,747
5.13% , 06/23/51
(c)
................. 333 250,687
7.50% , 05/02/54
(b)
................. 538 548,179
1,453,613
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA ,
5.13%
,
08/11/61
(b)
................. 225 165,937
Peru — 0.1%
Corp. Financiera de Desarrollo SA , 4.75%
,
07/15/25
(c)
...................... 555 546,897
Turkey — 0.0%
Turkiye Varlik Fonu Yonetimi A/S , 8.25%
,
02/14/29
(c)
...................... 215 218,763
Total Foreign Agency Obligations — 0 .9%
(Cost: $ 10,363,048 ) ............................... 10,396,735
Security
Par (000)
Par (000) Value
Foreign Government Obligations
Bahrain — 0.0%
Kingdom of Bahrain , 5.45%
,
09/16/32
(c)
..... USD 381 $ 349,568
Benin — 0.0%
Benin Government Bond , 7.96%
,
02/13/38
(b)
.. 200 185,625
Brazil — 0.1%
Federative Republic of Brazil , 7.13%
,
05/13/54 630 608,265
Chile — 0.0%
Republic of Chile , 4.34%
,
03/07/42 ........ 610 526,570
Colombia — 0.2%
Republic of Colombia
4.50% , 01/28/26 .................. 765 747,787
3.88% , 03/22/26 .................. EUR 170 179,351
8.00% , 04/20/33 .................. USD 371 384,542
8.00% , 11/14/35 .................. 245 251,615
8.75% , 11/14/53 .................. 200 210,600
1,773,895
Costa Rica — 0.1%
Republic of Costa Rica
6.55% , 04/03/34
(c)
................. 297 303,775
7.30% , 11/13/54
(b)
................. 312 325,065
628,840
Dominican Republic — 0.2%
Dominican Republic Government Bond
6.88% , 01/29/26
(c)
................. 397 401,466
5.95% , 01/25/27
(c)
................. 564 560,616
4.50% , 01/30/30
(b)
................. 641 584,112
7.05% , 02/03/31
(b)
................. 568 584,685
4.88% , 09/23/32
(b)
................. 438 392,831
2,523,710
Egypt — 0.1%
Arab Republic of Egypt
5.63% , 04/16/30
(c)
................. EUR 371 317,858
7.63% , 05/29/32
(c)
................. USD 375 305,977
8.50% , 01/31/47
(b)
................. 301 222,740
7.50% , 02/16/61
(b)
................. 335 223,926
1,070,501
Guatemala — 0.2%
Republic of Guatemala
(b)
5.25% , 08/10/29 .................. 290 278,400
7.05% , 10/04/32 .................. 565 590,955
6.60% , 06/13/36 .................. 290 290,544
4.65% , 10/07/41 .................. 716 560,717
1,720,616
Honduras — 0.0%
Republic of Honduras , 5.63%
,
06/24/30
(b)
.... 288 245,430
Hungary — 0.1%
Hungary Government Bond
5.25% , 06/16/29
(b)
................. 596 584,825
5.38% , 09/12/33
(c)
................. EUR 553 613,023
5.50% , 03/26/36
(b)
................. USD 218 209,552
1,407,400
India — 0.0%
Indian Railway Finance Corp. Ltd. , 3.84%
,
12/13/27
(c)
...................... 200 190,000
Indonesia — 0.2%
Perusahaan Penerbit SBSN Indonesia III
4.40% , 06/06/27
(b)
................. 310 303,487
2.55% , 06/09/31
(c)
................. 200 169,000

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Indonesia (continued)
Republic of Indonesia
4.10% , 04/24/28 .................. USD 609 $ 584,804
6.75% , 01/15/44
(c)
................. 500 577,969
4.75% , 07/18/47
(c)
................. 200 183,272
5.45% , 09/20/52 .................. 225 222,642
2,041,174
Ivory Coast — 0.1%
Republic of Cote d'Ivoire
6.38% , 03/03/28
(c)
................. 524 506,315
5.88% , 10/17/31
(c)
................. EUR 703 678,296
8.25% , 01/30/37
(b)
................. USD 201 193,965
1,378,576
Kenya — 0.0%
Republic of Kenya , 9.75%
,
02/16/31
(b)
...... 430 409,575
Mexico — 0.2%
United Mexican States
3.75% , 01/11/28 .................. 520 491,725
2.66% , 05/24/31 .................. 746 613,585
6.35% , 02/09/35 .................. 685 688,767
6.34% , 05/04/53 .................. 200 188,200
1,982,277
Mongolia — 0.0%
State of Mongolia , 3.50%
,
07/07/27
(c)
...... 200 180,188
Montenegro — 0.0%
Republic of Montenegro , 2.88%
,
12/16/27
(c)
.. EUR 315 310,256
Morocco — 0.1%
Kingdom of Morocco
2.38% , 12/15/27
(c)
................. USD 329 292,481
5.95% , 03/08/28
(b)
................. 311 311,777
604,258
Nigeria — 0.1%
Federal Republic of Nigeria
8.38% , 03/24/29
(b)
................. 360 337,500
7.63% , 11/28/47
(c)
................. 385 280,087
617,587
North Macedonia — 0.0%
Republic of North Macedonia , 6.96%
,
03/13/27
(c)
...................... EUR 269 298,709
Oman — 0.1%
Oman Government Bond
(c)
6.50% , 03/08/47 .................. USD 281 280,298
6.75% , 01/17/48 .................. 673 685,408
965,706
Pakistan — 0.0%
Islamic Republic of Pakistan , 6.00%
,
04/08/26
(c)
200 179,813
Panama — 0.1%
Republic of Panama
7.50% , 03/01/31 .................. 613 641,160
6.40% , 02/14/35 .................. 771 730,908
8.00% , 03/01/38 .................. 304 320,416
1,692,484
Paraguay — 0.1%
Republic of Paraguay
(c)
2.74% , 01/29/33 .................. 588 472,973
5.60% , 03/13/48 .................. 237 209,982
682,955
Security
Par (000)
Par (000) Value
Peru — 0.1%
Republic of Peru
2.78% , 01/23/31 .................. USD 553 $ 473,644
1.86% , 12/01/32 .................. 1,054 798,405
1,272,049
Philippines — 0.0%
Republic of Philippines , 3.70%
,
03/01/41 .... 200 162,022
Poland — 0.1%
Republic of Poland
4.88% , 10/04/33 .................. 286 278,904
5.50% , 04/04/53 .................. 437 427,727
706,631
Romania — 0.1%
Romania Government Bond
5.25% , 11/25/27
(b)
................. 296 290,672
2.50% , 02/08/30
(c)
................. EUR 649 607,514
2.12% , 07/16/31
(c)
................. 763 658,049
1,556,235
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
4.50% , 04/17/30
(c)
................. USD 691 669,190
5.00% , 01/18/53
(b)
................. 633 557,040
1,226,230
Senegal — 0.0%
Republic of Senegal , 6.25%
,
05/23/33
(c)
..... 351 293,524
Serbia — 0.0%
Republic of Serbia , 6.00%
,
06/12/34
(b)
...... 408 401,370
South Africa — 0.1%
Republic of South Africa
5.88% , 04/20/32 .................. 469 434,411
5.00% , 10/12/46 .................. 388 272,085
706,496
Sri Lanka — 0.0%
Democratic Socialist Republic of Sri Lanka ,
6.35%
,
06/28/24
(c) (e) (l)
............... 319 182,328
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago , 6.40%
,
06/26/34
(b)
...................... 471 467,762
Ukraine — 0.0%
Ukraine Government Bond
(e)(l)
7.75% , 09/01/25
(c)
................. 345 108,847
8.99% , 02/01/26
(c)
................. 525 170,100
7.25% , 03/15/35
(b)
................. 837 238,127
517,074
Uruguay — 0.1%
Oriental Republic of Uruguay , 5.75%
,
10/28/34 609 634,560
Uzbekistan — 0.1%
(b)
Republic of Uzbekistan , 5.38%
,
05/29/27 .... EUR 383 409,020
Republic of Uzbekistan International Bond ,
7.85%
,
10/12/28 .................. USD 296 305,343
714,363
Total Foreign Government Obligations — 2 .7%
(Cost: $ 31,226,961 ) ............................... 31,414,622

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Investment Companies
Invesco Senior Loan ETF
(p)
............. 146,000 $ 3,071,840
iShares Floating Rate Bond ETF
(q)
........ 308,079 15,739,756
Total Investment Companies — 1 .6%
(Cost: $ 18,723,941 ) ............................... 18,811,596
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.1%
Alternative Loan Trust
Series 2006-OA11, Class A1B, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
5.84%, 09/25/46
(a)
............... USD 1,193 1,094,037
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 ..................... 1,686 777,463
1,871,500
Commercial Mortgage-Backed Securities — 0.5%
(a)
Commercial Mortgage Trust, Series 2016-
667M, Class D, 3.28%, 10/10/36
(b)
...... 1,000 794,549
DBUBS Mortgage Trust, Series 2017-BRBK,
Class D, (1-mo. LIBOR USD + 0.00%),
3.65%, 10/10/34
(b)
................. 990 861,273
Hudson Yards Mortgage Trust, Series 2019-
55HY, Class F, 3.04%, 12/10/41
(b)
....... 1,343 1,034,698
Velocity Commercial Capital Loan Trust
(b)
Series 2019-3, Class M2, 3.28%, 10/25/49 . 1,784 1,619,511
Series 2019-3, Class M3, 3.38%, 10/25/49 . 544 479,655
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30, Class C, 4.64%, 09/15/58 1,000 951,702
5,741,388
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
Benchmark Mortgage Trust, Series 2019-B13,
Class XA, 1.25%, 08/15/57 ........... 24,923 972,967
J.P. Morgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class XC,
0.75%, 08/15/49
(b)
................. 8,700 116,234
1,089,201
Total Non-Agency Mortgage-Backed Securities — 0 .7%
(Cost: $ 10,091,993 ) ............................... 8,702,089
Beneficial Interest
(000)
Other Interests
(r)
Capital Markets — 0.0%
Millennium Corp. Claim
(g)
............... 811 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... —
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.5%
Banks — 0.5%
(a)(i)
Banco Bilbao Vizcaya Argentaria SA , (5-Year
EUR Swap Annual + 6.46%), 6.00%
(c)
.... EUR 400 426,238
PNC Financial Services Group, Inc. (The)
Series V , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ....................... USD 52 51,798
Security
Par (000)
Par (000) Value
Banks (continued)
Series W , (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25% ....................... USD 5,445 $ 5,305,991
5,784,027
Consumer Finance — 0.0%
General Motors Financial Co., Inc. , Series C ,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.00%), 5.70%
(a) (i)
61 57,262
Electric Utilities — 0.0%
(a)(i)
Edison International
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.70%),
5.38% ....................... 84 81,829
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.90%),
5.00% ....................... 81 77,047
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b)
................. 48 52,498
211,374
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a) (b) (i)
...................... 194 192,314
Oil, Gas & Consumable Fuels — 0.0%
Energy Transfer LP , Series H , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.69%), 6.50%
(a) (i)
.......... 61 60,167
Total Capital Trusts — 0 .5%
(Cost: $ 6,040,519 ) ............................... 6,305,144
Shares
Shares
Preferred Stocks — 0.0%
Wireless Telecommunication Services
— 0.0%
Ligado Networks LLC , (Acquired 04/08/15 , cost
$ 57,210 )
(e) (f)
..................... 58,426 295
Total Preferred Stocks — 0 .0%
(Cost: $ 57,210 ) ................................. 295
Total Preferred Securities — 0 .5%
(Cost: $ 6,097,729 ) ............................... 6,305,439
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 13.3%
Uniform Mortgage-Backed Securities
(s)
5.00% , 07/25/54 .................. 108,675 105,024,199
5.50% , 07/25/54 .................. 53,275 52,540,388
Total U.S. Government Sponsored Agency Securities — 13 .3%
(Cost: $ 157,296,859 ) .............................. 157,564,587

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International (Issued/
Exercisable 07/14/22 , 1 Share for 1
Warrant, Expires 04/26/27 , Strike Price USD
10.00 )
(e) (g)
....................... 690 $ —
Oil, Gas & Consumable Fuels — 0 .0%
California Resources Corp. (Issued/Exercisable
10/23/20 , 1 Share for 1 Warrant, Expires
10/27/24 , Strike Price USD 36.00 )
(e)
..... 495 8,828
Total Warrants — 0 .0%
(Cost: $ — ) ..................................... 8,828
Total Long-Term Investments — 93.3%
(Cost: $ 1,119,780,188 ) ............................ 1,101,446,846
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.19%
(q) (t)
.................. 9,463,440 9,463,440
Total Money Market Funds — 0 .8%
(Cost: $ 9,463,440 ) ............................... 9,463,440
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations — 19.0%
U.S. Treasury Bills
(u)
5.28% , 07/16/24 .................. USD 10,000 $ 9,978,104
5.31% , 08/15/24 .................. 65,000 64,574,138
5.32% , 08/22/24 .................. 45,000 44,660,269
5.25% , 09/12/24 .................. 5,000 4,946,894
5.24% , 10/10/24 .................. 90,000 88,688,263
5.29% , 10/24/24 .................. 12,000 11,801,069
Total U.S. Treasury Obligations — 19 .0%
(Cost: $ 224,672,006 ) .............................. 224,648,737
Total Short-Term Securities — 19.8%
(Cost: $ 234,135,446 ) .............................. 234,112,177
Total Options Purchased — 0 .1%
( Cost: $ 1,108,818 ) ............................... 1,075,738
Total Investments Before Options Written — 113 .2%
(Cost: $ 1,355,024,452 ) ............................ 1,336,634,761
Total Options Written — (0.0) %
(Premium Received — $ (622,857) ) .................... (629,700)
Total Investments Net of Options Written — 113 .2%
(Cost: $ 1,354,401,595 ) ............................ 1,336,005,061
Liabilities in Excess of Other Assets — (13.2) % ............ (155,977,100)
Net Assets — 100.0% ...............................
$ 1,180,027,961
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Non-income producing security.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $352,307, representing less than 0.05% of its net assets as of period end, and an original cost of $569,058.
(g)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
Perpetual security with no stated maturity date.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Convertible security.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Zero-coupon bond.
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)
Rounds to less than 1,000.
(p)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(q)
Affiliate of the Fund.
(r)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(s)
Represents or includes a TBA transaction.
(t)
Annualized 7-day yield as of period end.
(u)
Rates are discount rates or a range of discount rates as of period end.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Income Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
09/30/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Shares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 5,967,132 $ 3,496,308
(a)
$ — $ — $ — $ 9,463,440 9,463,440 $ 787,748 $ —
iShares 0-5 Year High Yield
Corporate Bond ETF
(b)
... 21,754,106 — (22,103,861) (2,562,195) 2,911,950 — — 368,742 —
iShares Floating Rate Bond
ETF ................ 15,678,140 — — — 61,616 15,739,756 308,079 699,130 —
$ (2,562,195) $ 2,973,566 $ 25,203,196 $ 1,855,620 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Income Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Note ................................................... 374 09/19/24 $ 41,082 $ 284,007
U.S. Treasury 10-Year Ultra Note ............................................... 262 09/19/24 29,680 186,249
U.S. Treasury Long Bond ..................................................... 579 09/19/24 68,250 240,248
U.S. Treasury Ultra Bond ..................................................... 223 09/19/24 27,777 95,495
U.S. Treasury 2-Year Note .................................................... 179 09/30/24 36,555 61,791
U.S. Treasury 5-Year Note .................................................... 4,438 09/30/24 472,716 2,364,525
3,232,315
Short Contracts
U.S. Treasury 10-Year Note ................................................... 1,999 09/19/24 219,578 (847,178)
U.S. Treasury 10-Year Ultra Note ............................................... 162 09/19/24 18,352 (141,834)
U.S. Treasury Long Bond ..................................................... 407 09/19/24 47,975 (171,739)
U.S. Treasury Ultra Bond ..................................................... 454 09/19/24 56,551 (94,771)
U.S. Treasury 2-Year Note .................................................... 972 09/30/24 198,501 (294,483)
U.S. Treasury 5-Year Note .................................................... 27 09/30/24 2,876 (16,575)
(1,566,580)
$ 1,665,735
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 482,973 EUR 450,000 Bank of America NA 07/12/24 $ 819
USD 268,058 EUR 250,000 BNP Paribas SA 07/12/24 195
USD 270,435 EUR 250,000 Deutsche Bank AG 07/12/24 2,572
USD 45,597,058 EUR 42,200,000 UBS AG 07/12/24 381,741
USD 3,524,879 GBP 2,760,000 Deutsche Bank AG 07/12/24 35,753
USD 415,815 EUR 383,000 Barclays Bank plc 07/17/24 5,347
USD 273,870 EUR 252,315 BNP Paribas SA 07/17/24 3,459
USD 4,935,573 EUR 4,558,378 Morgan Stanley & Co. International plc 07/17/24 50,276
USD 667,486 EUR 620,000 BNP Paribas SA 09/18/24 943
USD 63,422 GBP 50,000 Citibank NA 09/18/24 180
USD 38,038 GBP 30,000 JPMorgan Chase Bank NA 09/18/24 93
481,378
EUR 120,000 USD 128,580 UBS AG 07/12/24 (6)
USD 695,413 EUR 650,000 Bank of America NA 07/12/24 (1,031)
USD 1,646,181 EUR 1,540,000 UBS AG 07/12/24 (3,857)
EUR 574,669 USD 617,936 Bank of America NA 07/17/24 (2,052)
(6,946)
$ 474,432
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR Interest Futures .................... 4,198 06/13/25 USD 97.00 USD 1,049,500 $ 1,075,738

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Income Fund

Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR Interest Futures ..................... 4,198 06/13/25 USD 97.50 USD 1,049,500 $ (629,700)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Matterhorn Telecom Holding SA 5.00 % Quarterly Goldman Sachs International 06/20/29 EUR 171 $ (21,869) $ (20,965) $ (904)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate AG . 5.00 % Quarterly
Goldman Sachs
International 06/20/26 CCC- EUR 100 $ (3,607) $ (3,211) $ (396)
Ziggo Bond Co. BV .... 5.00 Quarterly
Goldman Sachs
International 06/20/29 B- EUR 154 8,150 7,062 1,088
$ 4,543 $ 3,851 $ 692
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination BNP Paribas SA 09/20/24 USD 1,550 $ 1,104 $ (10,364) $ 11,468
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination BNP Paribas SA 09/20/24 USD 3,500 46,618 (233) 46,851
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination Barclays Bank plc 12/20/24 USD 1,500 (97) (432) 335
$ 47,625 $ (11,029) $ 58,654
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 5.34%

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Income Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 273,527,831 $ — $ 273,527,831
Common Stocks
Building Products ....................................... 20,084 — — 20,084
Capital Markets ........................................ — 55,162 — 55,162
Construction & Engineering ................................ — 14,017 — 14,017
Energy Equipment & Services .............................. — — — —
Financial Services ...................................... — — 269,865 269,865
Health Care Providers & Services ............................ — 75,146 — 75,146
Hotels, Restaurants & Leisure .............................. — — — —
Life Sciences Tools & Services .............................. 32,860 — — 32,860
Machinery ............................................ — 3 — 3
Media ............................................... — — 221,704 221,704
Metals & Mining ........................................ 58,661 — — 58,661
Oil, Gas & Consumable Fuels ............................... 15,200 — — 15,200
Professional Services .................................... — 190,500 — 190,500
Specialized REITs ...................................... 110,960 — — 110,960
Trading Companies & Distributors ............................ — — 49,752 49,752
Corporate Bonds
Aerospace & Defense .................................... — 11,870,823 — 11,870,823
Automobile Components .................................. — 3,745,537 — 3,745,537
Automobiles .......................................... — 8,743,019 — 8,743,019
Banks ............................................... — 125,391,592 — 125,391,592
Beverages ........................................... — 93,749 — 93,749
Broadline Retail ........................................ — 833,646 — 833,646
Building Products ....................................... — 574,651 — 574,651
Capital Markets ........................................ — 45,953,025 — 45,953,025
Chemicals ............................................ — 4,621,193 — 4,621,193
Commercial Services & Supplies ............................. — 4,078,147 — 4,078,147
Communications Equipment ................................ — 34,518 — 34,518
Construction & Engineering ................................ — 1,276,662 — 1,276,662
Construction Materials .................................... — 438,131 — 438,131
Consumer Finance ...................................... — 13,027,020 — 13,027,020
Consumer Staples Distribution & Retail ........................ — 1,121,016 — 1,121,016
Containers & Packaging .................................. — 1,064,594 — 1,064,594

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Income Fund

Level 1 Level 2 Level 3 Total
Distributors ........................................... $ — $ 95,359 $ — $ 95,359
Diversified Consumer Services .............................. — 582,437 — 582,437
Diversified REITs ....................................... — 5,962,995 — 5,962,995
Diversified Telecommunication Services ........................ — 6,754,810 — 6,754,810
Electric Utilities ........................................ — 16,042,889 — 16,042,889
Electrical Equipment ..................................... — 74,710 — 74,710
Electronic Equipment, Instruments & Components ................. — 117,842 — 117,842
Energy Equipment & Services .............................. — 1,754,368 — 1,754,368
Entertainment ......................................... — 216,382 — 216,382
Financial Services ...................................... — 18,014,972 — 18,014,972
Food Products ......................................... — 931,665 — 931,665
Gas Utilities ........................................... — 590,383 — 590,383
Ground Transportation ................................... — 466,544 — 466,544
Health Care Equipment & Supplies ........................... — 548,484 — 548,484
Health Care Providers & Services ............................ — 9,510,543 — 9,510,543
Health Care Technology .................................. — 296,465 — 296,465
Hotel & Resort REITs .................................... — 464,581 — 464,581
Hotels, Restaurants & Leisure .............................. — 9,390,042 — 9,390,042
Household Durables ..................................... — 8,863,506 — 8,863,506
Household Products ..................................... — 44,595 — 44,595
Independent Power and Renewable Electricity Producers ............ — 1,118,568 — 1,118,568
Industrial Conglomerates .................................. — 2,550,131 — 2,550,131
Insurance ............................................ — 13,380,011 — 13,380,011
Interactive Media & Services ............................... — 761,291 — 761,291
IT Services ........................................... — 878,601 — 878,601
Leisure Products ....................................... — 92,166 — 92,166
Life Sciences Tools & Services .............................. — 171,431 — 171,431
Machinery ............................................ — 1,941,877 — 1,941,877
Media ............................................... — 9,524,303 — 9,524,303
Metals & Mining ........................................ — 5,650,863 — 5,650,863
Mortgage Real Estate Investment Trusts (REITs) .................. — 87,033 — 87,033
Multi-Utilities .......................................... — 4,438,515 — 4,438,515
Oil, Gas & Consumable Fuels ............................... — 31,610,017 — 31,610,017
Paper & Forest Products .................................. — 451,216 — 451,216
Passenger Airlines ...................................... — 713,614 — 713,614
Personal Care Products .................................. — 162,615 — 162,615
Pharmaceuticals ....................................... — 3,291,397 — 3,291,397
Professional Services .................................... — 255,481 — 255,481
Real Estate Management & Development ....................... — 5,144,739 — 5,144,739
Retail REITs .......................................... — 236,908 — 236,908
Semiconductors & Semiconductor Equipment .................... — 8,327,856 — 8,327,856
Software ............................................. — 9,703,647 — 9,703,647
Specialized REITs ...................................... — 7,968,315 — 7,968,315
Specialty Retail ........................................ — 7,124,480 — 7,124,480
Technology Hardware, Storage & Peripherals .................... — 117,396 — 117,396
Textiles, Apparel & Luxury Goods ............................ — 438,020 — 438,020
Tobacco ............................................. — 11,464,070 — 11,464,070
Trading Companies & Distributors ............................ — 894,923 — 894,923
Transportation Infrastructure ............................... — 604,098 — 604,098
Wireless Telecommunication Services ......................... — 8,109,052 — 8,109,052
Fixed Rate Loan Interests
Health Care Technology .................................. — 278,368 — 278,368
Media ............................................... — 407,244 238,262 645,506
Floating Rate Loan Interests
Aerospace & Defense .................................... — 5,198,211 — 5,198,211
Automobile Components .................................. — 1,886,154 — 1,886,154
Automobiles .......................................... — 455,209 341,139 796,348
Beverages ........................................... — 1,585,214 — 1,585,214
Broadline Retail ........................................ — 1,552,695 — 1,552,695
Building Products ....................................... — 2,051,439 — 2,051,439
Capital Markets ........................................ — 3,707,329 — 3,707,329
Chemicals ............................................ — 5,422,041 996,079 6,418,120
Commercial Services & Supplies ............................. — 5,900,750 351,479 6,252,229
Communications Equipment ................................ — 784,208 — 784,208
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Income Fund

Level 1 Level 2 Level 3 Total
Construction & Engineering ................................ $ — $ 2,181,307 $ — $ 2,181,307
Construction Materials .................................... — 2,909,721 132,844 3,042,565
Consumer Staples Distribution & Retail ........................ — 357,068 — 357,068
Containers & Packaging .................................. — 1,785,757 — 1,785,757
Distributors ........................................... — 397,114 — 397,114
Diversified Consumer Services .............................. — 3,079,262 — 3,079,262
Diversified Telecommunication Services ........................ — 3,720,519 — 3,720,519
Electric Utilities ........................................ — 396,403 — 396,403
Electrical Equipment ..................................... — 572,667 — 572,667
Electronic Equipment, Instruments & Components ................. — 270,756 105,867 376,623
Energy Equipment & Services .............................. — — 8,153 8,153
Entertainment ......................................... — 7,140,372 — 7,140,372
Financial Services ...................................... — 5,384,276 — 5,384,276
Food Products ......................................... — 3,562,177 — 3,562,177
Ground Transportation ................................... — 1,551,829 — 1,551,829
Health Care Equipment & Supplies ........................... — 2,710,576 — 2,710,576
Health Care Providers & Services ............................ — 3,471,463 46,637 3,518,100
Health Care Technology .................................. — 3,464,215 — 3,464,215
Hotel & Resort REITs .................................... — 155,448 — 155,448
Hotels, Restaurants & Leisure .............................. — 10,338,833 — 10,338,833
Household Durables ..................................... — 2,401,629 — 2,401,629
Independent Power and Renewable Electricity Producers ............ — 769,389 — 769,389
Industrial Conglomerates .................................. — 818,427 — 818,427
Insurance ............................................ — 6,668,172 168,240 6,836,412
Interactive Media & Services ............................... — 286,816 — 286,816
IT Services ........................................... — 6,143,434 146,000 6,289,434
Leisure Products ....................................... — 140,339 — 140,339
Life Sciences Tools & Services .............................. — 2,842,540 — 2,842,540
Machinery ............................................ — 7,665,616 — 7,665,616
Media ............................................... — 2,468,813 — 2,468,813
Oil, Gas & Consumable Fuels ............................... — 2,324,813 717,290 3,042,103
Passenger Airlines ...................................... — 2,632,035 — 2,632,035
Personal Care Products .................................. — 2,599,947 — 2,599,947
Pharmaceuticals ....................................... — 3,314,499 — 3,314,499
Professional Services .................................... — 5,542,124 469,586 6,011,710
Real Estate Management & Development ....................... — 12,945 262,028 274,973
Semiconductors & Semiconductor Equipment .................... — 835,826 — 835,826
Software ............................................. — 12,446,513 322,771 12,769,284
Specialty Retail ........................................ — 1,725,149 154,073 1,879,222
Textiles, Apparel & Luxury Goods ............................ — 105,789 — 105,789
Trading Companies & Distributors ............................ — 1,719,205 422,040 2,141,245
Transportation Infrastructure ............................... — 1,037,525 174,793 1,212,318
Wireless Telecommunication Services ......................... — 560,225 — 560,225
Foreign Agency Obligations ................................. — 10,396,735 — 10,396,735
Foreign Government Obligations .............................. — 31,414,622 — 31,414,622
Investment Companies .................................... 18,811,596 — — 18,811,596
Non-Agency Mortgage-Backed Securities ........................ — 8,702,089 — 8,702,089
Other Interests .......................................... — — — —
Preferred Securities ....................................... — 6,305,144 — 6,305,144
U.S. Government Sponsored Agency Securities .................... — 157,564,587 — 157,564,587
Warrants .............................................. 8,828 — — 8,828
Short-Term Securities
Money Market Funds ...................................... 9,463,440 — — 9,463,440
U.S. Treasury Obligations ................................... — 224,648,737 — 224,648,737
Options Purchased
Interest rate contracts ...................................... 1,075,738 — — 1,075,738
$ 29,597,367 $ 1,301,438,497 $ 5,598,602 $ 1,336,634,466
Investments Valued at NAV
(a)
...................................... 295
$ 1,336,634,761
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 1,088 $ — $ 1,088
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Income Fund

Level 1 Level 2 Level 3 Total
Foreign currency exchange contracts ............................ $ — $ 481,378 $ — $ 481,378
Interest rate contracts ....................................... 3,232,315 58,654 — 3,290,969
Liabilities
Credit contracts ........................................... — (1,300) — (1,300)
Foreign currency exchange contracts ............................ — (6,946) — (6,946)
Interest rate contracts ....................................... (2,196,280) — — (2,196,280)
$ 1,036,035 $ 532,874 $ — $ 1,568,909
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Currency Abbreviation
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
ABS Asset-Backed Security
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
TBA To-be-announced
Fair Value Hierarchy as of Period End (continued)